UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
SEI New Ways.
    New Answers.(R)




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SEI DAILY INCOME TRUST

--------------------------------------------------------------------------------

Semi-Annual Report as of July 31, 2006

--------------------------------------------------------------------------------

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Bond Fund

TABLE OF CONTENTS



--------------------------------------------------------------------------------

Statements of Net Assets                                                      1
-------------------------------------------------------------------------------
Statements of Operations                                                     28
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          30
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Financial Highlights                                                         34
-------------------------------------------------------------------------------
Notes to Financial Statements                                                39
-------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  46
-------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Continuation
of the Funds' Advisory and Sub-Advisory Agreements                           48
-------------------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

MONEY MARKET FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

29.4%  Commercial Paper
27.7%  Certificates of Deposit
20.8%  Repurchase Agreements
17.7%  Corporate Bonds
 3.1%  Insurance Funding Agreements
 1.3%  Municipal Bonds

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 29.3%

ASSET BACKED - FINANCIAL SERVICES (E) -- 29.3%
   Aegis Finance LLC
         5.305%, 08/08/06                         $      35,000   $      34,964
   Carrera Capital Finance LLC
         5.344%, 08/11/06                                20,000          19,970
   Crown Point Capital, Ser A
         4.520%, 08/07/06                                15,000          15,000
   Fairway Finance
         5.327%, 08/15/06                                25,000          24,948
   Giro Balanced Funding US
         5.325%, 08/08/06                                20,000          19,979
   Gotham Funding
         5.301%, 08/04/06                                20,000          19,991
   Greyhawk Funding LLC
         5.379%, 12/08/06                                29,500          28,946
   Jupiter Securities LLC
         5.302%, 08/09/06                                25,000          24,971
   Klio Funding
         5.404%, 08/23/06                                35,000          34,885
   Ormond Quay Funding LLC
         5.323%, 01/12/07                                25,000          24,998
   Sheffield Receivables
         5.313%, 08/09/06                                25,000          24,971
   Stanfield Victoria Funding
         5.393%, 12/12/06                                 7,500           7,355
   Sunbelt Funding Corp
         5.320%, 08/04/06                                30,000          29,987
   Surrey Funding
         5.115%, 08/08/06                                40,000          39,961
   Versailles CDS LLC
         5.338%, 08/16/06                                20,000          19,956
                                                                  --------------
Total Commercial Paper
   (Cost $370,882) ($ Thousands)                                        370,882
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 27.7%
   Bank of Tokyo - Mitsubishi NY
         4.800%, 01/11/07                         $       7,000   $       7,000
   Barclays Bank PLC NY
         5.500%, 06/18/07                                 4,000           4,000
   Canadian Imperial Bank of Commerce NY
         4.802%, 12/05/06                                 6,000           6,000
   Capital One Multi-Asset
         5.322%, 08/07/06                                25,500          25,478
   Comerica Bank (B)
         5.475%, 10/20/06                                21,000          20,995
   Credit Agricole
         5.000%, 03/09/07                                 9,000           9,000
         5.260%, 04/05/07                                 2,500           2,500
         5.300%, 04/18/07                                 5,000           5,000
         5.520%, 06/18/07                                 4,000           4,000
   Credit Suisse First Boston NY
         5.473%, 10/18/06 (B)                            15,000          15,000
         4.750%, 11/07/06                                10,000          10,000
         5.250%, 04/03/07                                 7,500           7,500
   Depfa Bank PLC NY
         4.800%, 12/05/06                                 6,000           6,000
   Deutsche Bank
         4.950%, 02/06/07                                 9,000           9,000
         4.805%, 02/21/07                                 8,000           8,000
   Deutsche Bank NY
         4.105%, 08/25/06                                 8,000           8,000
   East-Fleet Finance LLC
         5.455%, 01/12/07                                50,000          49,996
   Goldman Sachs
         5.450%, 06/12/07                                14,000          14,000
   Ivory Funding
         5.343%, 08/03/06                                20,000          19,994
   KKR Pacific Funding Trust
         5.334%, 08/04/06                                25,000          24,989
   Natexis Banques Populaires LLC NY
         5.010%, 02/12/07                                 9,000           9,000
   Societe Generale
         5.500%, 06/18/07                                 4,000           4,000
   Svenska Handels NY (B)
         5.318%, 09/20/06                                25,000          24,999
   Unicredito Italiano NY (B)
         5.180%, 08/30/06                                20,000          20,000
   Variable Funding Capital
         5.306%, 08/09/06                                35,000          34,959
                                                                  --------------
Total Certificates of Deposit
   (Cost $349,410) ($ Thousands)                                        349,410
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                    1

STATEMENT OF NET ASSETS (Unaudited)

MONEY MARKET FUND (Concluded)

July 31, 2006
--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 17.7%

ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 5.7%
   Atlas Capital Funding MTN
         5.365%, 08/25/06                         $      25,000   $      25,000
         5.367%, 08/15/06                                35,000          35,000
   Mesa Properties LLC
         5.480%, 08/01/06                                 2,500           2,500
   Premier Asset Collateralized Entity LLC MTN
         5.476%, 10/17/06                                10,000          10,000
                                                                  --------------
                                                                         72,500
                                                                  --------------

ASSET BACKED - OTHER (B) (E) (F) -- 10.4%
   Cullinan Finance MTN
         5.319%, 08/15/06                                25,000          24,998
   Harrier Finance LLC
         5.130%, 08/15/06                                15,000          14,999
   Healthcare Property Group PLC
         5.370%, 08/02/06                                11,960          11,960
   Links Finance LLC
         5.468%, 04/02/07                                10,000          10,000
   Paragon Mortgages PLC,
      Ser 10A, Cl A1
         5.368%, 08/15/06                                24,090          24,090
   Sigma Finance MTN, Ser 1
         5.355%, 03/16/07                                45,000          44,997
                                                                  --------------
                                                                        131,044
                                                                  --------------

BANKS -- 0.8%
   Northern Rock PLC (B) (F)
         5.334%, 08/07/06                                10,000          10,000
                                                                  --------------

INVESTMENT BANKER/BROKER DEALER -- 0.8%
   Goldman Sachs Group (B) (C)
         5.428%, 08/14/06                                10,000          10,000
                                                                  --------------
Total Corporate Bonds
   (Cost $223,544) ($ Thousands)                                        223,544
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 3.1%
   Metropolitan Life Insurance
         5.869%, 08/01/06                                30,000          30,000
   Monumental Life Insurance
         5.390%, 09/01/06                                 9,500           9,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                          39,500
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (B) -- 1.3%

GEORGIA -- 0.6%
   Athens-Clarke County, Industrial
      Development Authority, Allen
      Properties, RB (E)
         5.370%, 08/02/06                         $       6,990   $       6,990
                                                                  --------------

TEXAS -- 0.6%
   Harris County, Sports Authority,
      National Football League Project,
      Ser E, RB, MBIA
         5.340%, 08/15/06                                 2,900           2,900
   Texas State, Veterans Funding II
      Project, Ser D, GO
         5.310%, 08/01/06                                 5,270           5,270
                                                                  --------------
                                                                          8,170
                                                                  --------------
UTAH -- 0.1%
   Utah State, Board of Regents, Student
      Loan Authority, Ser X, RB, AMBAC
         5.310%, 11/01/44                                 1,000           1,000
                                                                  --------------
Total Municipal Bonds
   (Cost $16,160) ($ Thousands)                                          16,160
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 20.8%
   Deutsche Bank
      5.270%, dated 07/31/06
      to be repurchased on 08/01/06,
      repurchase price $262,770,461
      (collateralized by FNMA obligations,
      ranging in par value $32,338,000-
      $100,150,000, 0.000%-5.250%,
      08/18/06-11/05/12, with total
      market value $267,987,271)                        262,732         262,732
                                                                  --------------
Total Repurchase Agreement
   (Cost $262,732) ($ Thousands)                                        262,732
                                                                  --------------
Total Investments -- 99.9%
   (Cost $1,262,228) ($ Thousands)                                    1,262,228
                                                                  --------------


--------------------------------------------------------------------------------
2                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Income Distribution Payable                                       $      (2,682)
Shareholder Servicing Fees Payable                                         (200)
Administration Fees Payable                                                (141)
Payable for Fund Shares Redeemed                                            (92)
Investment Advisory Fees Payable                                            (23)
Other Assets and Liabilities, Net                                         4,196
                                                                  --------------
Total Other Assets and Liabilities                                        1,058
                                                                  --------------
Net Assets -- 100.0%                                              $   1,263,286
                                                                  ==============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   1,263,300
Accumulated net realized loss on investments                                (14)
                                                                  --------------
Net Assets                                                        $   1,263,286
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($788,458,257 / 788,477,540 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($132,194,088 / 132,184,591 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($257,575,973 / 257,588,753 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($85,057,307 / 85,056,653 shares)                                   $   1.00
                                                                  ==============

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of July 31, 2006, was $49,500 ($ Thousands) and represented 3.92% of Net Assets.
(D)   Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2006 was $213,544 ($ Thousands) and represented 16.90% of Net Assets. This security has been deemed liquid by the Board of Trustees.
(G) Securities considered restricted. The total value of such securities as of July 31, 2006 was $39,500 ($ Thousands) and represented 3.13% of Net Assets.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Assurance
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                    3

STATEMENT OF NET ASSETS (Unaudited)

GOVERNMENT FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

61.1%  U.S. Government Agency Obligations
38.9%  Repurchase Agreement

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 61.0%
   FFCB (A)
      5.250%, 09/26/06 to 09/27/06                $      35,000   $      34,999
      5.260%, 09/08/06                                   50,000          50,003
      5.226%, 08/01/06                                   10,000          10,000
   FFCB, Ser 1 (A)
      5.240%, 10/25/06                                   30,000          29,997
   FHLB
      4.000%, 08/11/06 to 04/25/07                       20,000          19,928
      3.875%, 12/20/06                                    8,000           7,975
   FHLB, Ser 553 (A)
      5.380%, 09/29/06                                   25,000          24,995
   FHLB, Ser 636 (A)
      5.020%, 08/10/06                                   25,000          24,990
   FHLMC (A)
      5.265%, 09/19/06                                   30,000          29,992
      5.301%, 09/22/06                                   25,000          24,996
      5.350%, 10/06/06                                   35,000          34,987
   FHLMC MTN
      2.800%, 01/26/07                                    6,700           6,637
      4.762%, 02/09/07                                    7,000           6,991
   FHLMC MTN (A)
      5.250%, 08/27/06                                   25,000          24,990
   FNMA
      4.000%, 08/18/06                                   15,000          14,999
      3.100%, 03/14/07                                   10,000           9,871
   FNMA (A)
      5.216%, 08/07/06                                   75,000          75,000
      5.299%, 09/21/06                                    5,000           5,000
      5.284%, 09/22/06                                   25,000          24,991
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $461,341) ($ Thousands)                                        461,341
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 38.9%
   Deutsche Bank
      5.270%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $144,270,116
      (collateralized by various FHLB/
      FHLMC/FNMA obligations,
      ranging in par value $18,050,000-
      $80,000,000, 0.000%-3.625%,
      08/30/06-06/20/07, with total
      market value $147,137,173)                  $     144,249   $     144,249
   Morgan Stanley
      5.260%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $150,021,917
      (collateralized by various FNMA
      obligations, ranging in par value
      $15,250,000-$50,000,000,
      2.375%-4.200%, 02/15/07-
      02/21/13, with total market
      value $153,002,591)                               150,000         150,000
                                                                  --------------
Total Repurchase Agreements
   (Cost $294,249) ($ Thousands)                                        294,249
                                                                  --------------
Total Investments -- 99.9%
   (Cost $755,590) ($ Thousands)                                        755,590
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- 0.1%
Income Distribution Payable                                              (1,901)
Shareholder Servicing Fees Payable                                         (112)
Administration Fees Payable                                                (104)
Investment Advisory Fees Payable                                            (15)
Other Assets and Liabilities, Net                                         2,620
                                                                  --------------
Total Other Assets and Liabilities                                          488
                                                                  --------------
Net Assets -- 100.0%                                              $     756,078
                                                                  ==============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     756,146
Accumulated net realized loss on investments                                (68)
                                                                  --------------
Net Assets                                                        $     756,078
                                                                  ==============




--------------------------------------------------------------------------------
4                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($473,600,849 / 473,633,400 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($102,676,683 / 102,693,375 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($150,016,140 / 150,036,746 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share-- Sweep Class
   ($29,783,914 / 29,787,782 shares)                                   $   1.00
                                                                  ==============

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B)   Tri-Party Repurchase Agreement.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                    5

STATEMENT OF NET ASSETS (Unaudited)

GOVERNMENT II FUND

July 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  U.S. Government Agency Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.1%
   FFCB (B)
      5.250%, 09/21/06 to 09/27/06                $      60,000   $      59,997
      5.226%, 08/01/06                                   10,000          10,000
      5.230%, 09/10/06                                   30,000          29,990
      5.221%, 08/13/06                                   10,000           9,998
   FFCB DN (A)
      5.300%, 08/01/06                                   97,623          97,623
   FFCB, Ser 1 (B)
      5.241%, 08/01/06                                   11,530          11,530
      5.240%, 10/25/06                                   30,000          29,997
   FHLB
      4.000%, 08/11/06 to 04/25/07                       10,000           9,929
      2.625%, 10/16/06                                   20,000          19,900
      4.875%, 11/15/06                                      500             500
      3.875%, 12/20/06                                   35,000          34,854
      4.500%, 04/17/07                                   12,250          12,160
      3.250%, 04/27/07                                    2,000           1,971
   FHLB (B)
      5.038%, 08/02/06                                    2,545           2,545
      5.347%, 10/10/06                                   25,000          24,986
      5.366%, 10/17/06                                   25,000          24,989
   FHLB DN (A)
      5.174%, 08/01/06                                   50,000          50,000
      5.130%, 08/03/06                                   70,000          69,980
      5.210%, 08/11/06                                   75,000          74,892
      5.200%, 08/18/06                                   50,000          49,878
   FHLB, Ser 553 (B)
      5.380%, 09/29/06                                   25,000          24,995
   FHLB, Ser 559
      3.750%, 01/16/07                                   10,000           9,953
   FHLB, Ser 585 (B)
      5.340%, 10/04/06                                   10,000           9,997
   FHLB, Ser 613 (B)
      5.206%, 08/02/06                                   75,000          74,980
   FHLB, Ser 636 (B)
      5.020%, 08/10/06                                   25,000          24,990
   FHLB, Ser L907
      3.010%, 02/27/07                                    3,000           2,963
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $773,597) ($ Thousands)                                        773,597
                                                                  --------------
Total Investments -- 100.1%
   (Cost $773,597) ($ Thousands)                                        773,597
                                                                  --------------

--------------------------------------------------------------------------------
                                                                         Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                       $      (2,880)
Administration Fees Payable                                                (108)
Shareholder Servicing Fees Payable                                          (57)
Investment Advisory Fees Payable                                            (15)
Other Assets and Liabilities, Net                                         2,361
                                                                  --------------
Total Other Assets and Liabilities                                         (699)
                                                                  --------------
Net Assets -- 100.0%                                              $     772,898
                                                                  ==============

NET ASSETS:

Paid-in-Capital
   (unlimited authorization -- no par value)                      $     772,913
Accumulated net realized loss on investments                                (15)
                                                                  --------------
Net Assets                                                        $     772,898
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($563,310,335 / 563,392,503 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($203,958,525 / 203,991,229 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($5,629,382 / 5,629,252 shares)                                     $   1.00
                                                                  ==============

(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
6                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

PRIME OBLIGATION FUND

July 31, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

40.9%  Commercial Paper
27.4%  Corporate Bonds
14.1%  Certificates of Deposit
11.8%  Repurchase Agreement
 5.5%  Insurance Funding Agreements
 0.3%  Municipal Bond

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 41.0%

ASSET BACKED - FINANCIAL SERVICES (E) -- 39.5%
   Aegis Finance LLC
      5.305%, 08/08/06                            $     140,000   $     139,856
   Carrera Capital Finance LLC
      5.344%, 08/11/06                                   21,190          21,159
      5.327%, 08/15/06                                   38,800          38,720
   Citibank Credit Card Issue Trust
      5.310%, 08/04/06                                   76,000          75,966
   Citius I Funding LLC
      5.296%, 08/08/06                                  127,965         127,834
   Concord Minutemen Capital, Ser A
      5.411%, 11/13/06                                  166,811         164,262
   Curzon Funding LLC
      4.919%, 11/03/06                                   97,000          95,798
   Fairway Finance
      5.327%, 08/15/06                                   98,316          98,113
   Giro Balanced Funding US
      5.322%, 08/07/06                                   25,000          24,978
   Giro Funding US
      5.308%, 08/09/06                                  117,411         117,273
   Gotham Funding
      5.301%, 08/04/06                                   85,626          85,588
   Grampian Funding LLC
      5.423%, 12/11/06                                   75,000          73,548
   Greyhawk Funding LLC
      5.379%, 12/08/06                                   63,500          62,308
   Jupiter Securities LLC
      5.302%, 08/09/06                                   61,062          60,990
   Klio Funding
      5.403%, 08/22/06                                  101,544         101,225
   Lake Constance Funding LLC
      5.305%, 08/07/06                                   59,000          58,948
   Millstone Funding
      5.312%, 08/07/06                                   66,274          66,216
   Paradigm Funding LLC
      5.322%, 08/07/06                                   46,147          46,106
   Scaldis Capital LLC
      5.394%, 08/25/06                                  200,000         199,284
   Sheffield Receivables
      5.313%, 08/09/06                                   34,022          33,982

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Solitaire Funding LLC
      5.127%, 08/11/06                            $      75,500   $      75,394
   Stanfield Victoria Funding
      5.393%, 12/12/06                                   30,500          29,908
   Versailles CDS LLC
      5.338%, 08/16/06                                   30,000          29,934
   Victory Receivables
      5.120%, 08/02/06                                   42,500          42,494
                                                                  --------------
                                                                      1,869,884
                                                                  --------------

INVESTMENT BANKER/BROKER DEALER -- 1.5%
   Lehman Brothers Holdings (A)
      4.620%, 08/01/06                                   70,000          70,000
                                                                  --------------
Total Commercial Paper
   (Cost $1,939,884) ($ Thousands)                                    1,939,884
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 14.1%
   Concord Minutemen Capital (B)
      5.122%, 08/18/06                                   25,000          24,997
   Crown Point Capital, Ser A
      5.283%, 08/07/06                                   50,000          50,000
      5.110%, 08/07/06                                  150,000         150,000
   Monument Gardens Funding LLC
      5.317%, 09/07/06                                   99,783          99,245
   Ormond Quay Funding LLC (B)
      5.323%, 08/18/06                                  100,000          99,993
   Sigma Finance
      4.850%, 02/12/07                                   30,000          30,000
   Thornburg Mortgage Capital
      5.334%, 08/04/06                                  100,000          99,956
   Variable Funding Capital
      5.300%, 08/09/06                                   35,000          34,959
   Wells Fargo Bank NA
      4.790%, 01/18/07                                   81,000          81,005
                                                                  --------------
Total Certificates of Deposit
   (Cost $670,155) ($ Thousands)                                        670,155
                                                                  --------------

CORPORATE BONDS -- 27.4%

ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 8.7%
   Atlas Capital Funding MTN
      5.365%, 08/25/06                                   48,500          48,500
      5.367%, 08/15/06                                  140,000         140,000
   CC USA MTN
      5.175%, 08/25/06                                   75,000          74,992
   K2 (USA) LLC MTN
      5.170%, 08/15/06                                   50,000          50,003
      5.485%, 10/25/06                                  100,000         100,018
                                                                  --------------
                                                                        413,513
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                    7

STATEMENT OF NET ASSETS (Unaudited)

PRIME OBLIGATION FUND (Concluded)

July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED - OTHER (B) (E) (F) -- 8.7%
   Cullinan Finance MTN
      5.319%, 08/15/06                            $     100,000   $      99,990
   Cullinan Finance MTN, Ser 1
      5.170%, 08/25/06                                   50,000          49,996
   Harrier Finance Funding LLC MTN
      5.328%, 08/15/06                                   50,000          49,994
   Harrier Finance Funding LLC MTN, Ser 2
      5.130%, 08/15/06                                   50,000          49,998
   Premier Asset Collateralized Entity LLC MTN
      5.476%, 10/17/06                                   25,000          25,000
   Sigma Finance MTN, Ser 1
      5.355%, 09/18/06                                  135,000         134,992
                                                                  --------------
                                                                        409,970
                                                                  --------------
BANKS -- 3.1%
   American Express Bank (B)
      5.328%, 08/16/06                                  147,000         146,996
                                                                  --------------

INVESTMENT BANKER/BROKER DEALER -- 6.9%
   Goldman Sachs Group (C)
      5.428%, 08/14/06                                   20,000          20,000
   Goldman Sachs Group MTN (B)
      5.647%, 10/10/06                                   25,000          25,017
   Links Finance LLC MTN (B)
      5.323%, 08/15/06                                  150,000         149,995
      5.317%, 08/18/06                                   50,000          49,998
   Merrill Lynch MTN, Ser C (B)
      5.586%, 09/22/06                                   83,210          83,265
                                                                  --------------
                                                                        328,275
                                                                  --------------
Total Corporate Bonds
   (Cost $1,298,754) ($ Thousands)                                    1,298,754
                                                                  --------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 5.5%
   Metropolitan Life Insurance
      5.869%, 10/15/06                                  160,000         160,000
   Monumental Life Insurance
      5.390%, 08/01/06                                  101,500         101,500
                                                                  --------------
Total Insurance Funding Agreements
   (Cost $261,500) ($ Thousands)                                        261,500
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BOND (B) -- 0.3%
   Texas State, Veterans Funding I Project,
      Ser C, GO 5.310%, 08/01/06                  $      14,815   $      14,815
                                                                  --------------
Total Municipal Bond
   (Cost $14,815) ($ Thousands)                                          14,815
                                                                  --------------

REPURCHASE AGREEMENT (D) -- 11.8%
   Deutsche Bank
      5.270%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $559,357,872
      (collateralized by various FHLB/
      FHLMC/FNMA obligations,
      ranging in par value $3,162,000-
      $167,479,000, 0.000%-5.875%,
      09/14/07-11/05/12, with total
      market value $570,463,622)                        559,276         559,276
                                                                  --------------
Total Repurchase Agreement
   (Cost $559,276) ($ Thousands)                                        559,276
                                                                  --------------
Total Investments -- 100.1%
   (Cost $4,744,384) ($ Thousands)                                    4,744,384
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                             (14,649)
Administration Fees Payable                                                (663)
Shareholder Servicing Fees Payable                                         (573)
Payable for Fund Shares Redeemed                                           (122)
Investment Advisory Fees Payable                                            (95)
Other Assets and Liabilities, Net                                        12,407
                                                                  --------------
Total Other Assets and Liabilities                                       (3,695)
                                                                  --------------
Net Assets -- 100.0%                                              $   4,740,689
                                                                  ==============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   4,740,793
Accumulated net realized loss on investments                               (104)
                                                                  --------------
Net Assets                                                        $   4,740,689
                                                                  ==============




--------------------------------------------------------------------------------
8                    SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,199,639,271 / 3,199,820,817 shares)                             $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($620,340,238 / 620,325,701 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($822,780,468 / 822,720,955 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($53,641,195 / 53,642,454 shares)                                   $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($44,288,107 / 44,284,435 shares)                                   $   1.00
                                                                  ==============

(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of July 31, 2006 was $281,500 ($ Thousands) and represented 5.94% of the Net Assets.
(D)   Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2006 was $823,483 ($ Thousands) and represented 17.37% of Net Assets. This security has been deemed liquid by the Board of Trustees.
(G) Securities considered restricted. The total value of such securities as of July 31, 2006 was $261,500 ($ Thousands) and represented 5.52% of Net Assets.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
Ser -- Series


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                    9

STATEMENT OF NET ASSETS (Unaudited)

TREASURY FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

91.6%  Repurchase Agreements
 8.4%  U.S. Treasury Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.4%
   U.S. Treasury Notes
      2.375%, 08/31/06                            $      50,000   $      49,906
      3.125%, 01/31/07                                   15,000          14,836
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $64,742) ($ Thousands)                                          64,742
                                                                  --------------

REPURCHASE AGREEMENTS (A) -- 91.9%
   Barclays Capital
      5.230%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $180,026,150
      (collateralized by various
      U.S. Treasury Bills and Notes,
      ranging in par value $15,732,000-
      $92,510,000, 0.875%-2.000%,
      04/15/10-01/15/26, with total
      market value $183,600,548)                        180,000         180,000
   BNP Paribas
      5.240%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $180,026,200
      (collateralized by various
      U.S. Treasury Notes, ranging in
      par value $549,000-$185,784,000,
      2.000%, 01/15/14-01/15/16, with
      total market value $183,600,176)                  180,000         180,000
   Deutsche Bank
      5.240%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $180,026,200
      (collateralized by various
      U.S. Treasury Bills and Notes,
      ranging in par value $23,155,000-
      $101,502,000, 4.000%-7.250%,
      02/15/14-05/15/30, with total
      market value $183,600,158)                        180,000         180,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
      5.230%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $169,047,555
      (collateralized by various U.S.
      Treasury Notes, ranging in par
      value $19,000,000-$70,572,000,
      0.000%-6.125%, 07/31/07-
      05/15/08, with total market
      value $172,403,844)                         $     169,023   $     169,023
                                                                  --------------
Total Repurchase Agreements
   (Cost $709,023) ($ Thousands)                                        709,023
                                                                  --------------
Total Investments -- 100.3%
   (Cost $773,765) ($ Thousands)                                        773,765
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- (0.3)%
Income Distribution Payable                                              (2,659)
Shareholder Servicing Fees Payable                                         (190)
Administration Fees Payable                                                (114)
Investment Advisory Fees Payable                                            (15)
Other Assets and Liabilities, Net                                           680
                                                                  --------------
Total Other Assets and Liabilities                                       (2,298)
                                                                  --------------
Net Assets -- 100.0%                                              $     771,467
                                                                  ==============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     771,561
Distribution in excess of net investment income                              (1)
Accumulated net realized loss on investments                                (93)
                                                                  --------------
Net Assets                                                        $     771,467
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($243,906,550 / 243,942,773 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($300,248,960 / 300,289,050 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($129,402,173 / 129,413,955 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($97,909,240 / 97,915,579 shares)                                   $   1.00
                                                                  ==============

(A)   Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
10                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

TREASURY II FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

100.0%  U.S. Treasury Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.1%
   U.S. Treasury Bills (A)
      4.735%, 08/03/06                            $      54,593   $      54,579
      4.752%, 08/10/06                                   74,497          74,409
      4.917%, 08/17/06                                      867             865
      4.898%, 08/24/06                                    4,631           4,617
   U.S. Treasury Notes
      2.500%, 10/31/06                                   50,000          49,679
      2.625%, 11/15/06                                   50,000          49,640
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $233,789) ($ Thousands)                                        233,789
                                                                  --------------
Total Investments -- 100.1%
   (Cost $233,789) ($ Thousands)                                        233,789
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                                (700)
Administration Fees Payable                                                 (53)
Shareholder Servicing Fees Payable                                          (45)
Investment Advisory Fees Payable                                             (6)
Other Assets and Liabilities, Net                                           624
                                                                  --------------
Total Other Assets and Liabilities                                         (180)
                                                                  --------------
Net Assets -- 100.0%                                              $     233,609
                                                                  ==============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     233,742
Accumulated net realized loss on investments                               (133)
                                                                  --------------
Net Assets                                                        $     233,609
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($146,530,228 / 146,687,624 shares)                                 $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($48,493,558 / 48,512,464 shares)                                   $   1.00
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($38,585,382 / 38,589,308 shares)                                   $   1.00
                                                                  ==============

(A)   The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   11

STATEMENT OF NET ASSETS (Unaudited)

SHORT-DURATION GOVERNMENT FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

45.5%  U.S. Government Agency Obligations
44.1%  U.S. Government Mortgage-Backed Obligations
 5.9%  Repurchase Agreement
 4.5%  U.S. Treasury Obligations

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 46.5%
   FHLB
      4.625%, 01/18/08                            $      36,300   $      35,946
   FHLMC
      4.875%, 03/15/07                                        5               5
      4.000%, 08/17/07                                   21,050          20,758
      3.625%, 09/15/08                                    3,108           3,008
   FNMA
      5.000%, 03/15/16                                    7,917           7,682
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $67,459) ($ Thousands)                                          67,399
                                                                  --------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 45.0%
   FHLMC
      4.500%, 09/15/24                                    3,779           3,718
   FHLMC (A)
      7.089%, 06/01/24                                      111             112
      6.885%, 06/01/17                                       58              59
      6.846%, 06/01/24                                      215             222
      6.799%, 07/01/20                                        6               6
      6.625%, 01/01/18 to 06/01/18                           89              91
      6.560%, 04/01/19                                       33              34
      6.459%, 07/01/24                                       68              69
      6.365%, 02/01/19                                       97              99
      6.318%, 05/01/19                                       66              67
      6.280%, 12/01/23                                    5,703           5,849
      6.250%, 06/01/16                                        7               7
      6.230%, 04/01/29                                      251             258
      6.221%, 05/01/24                                      121             123
      6.218%, 04/01/22                                      341             345
      6.214%, 03/01/19                                       83              85
      6.170%, 09/01/25                                      305             309
      6.135%, 12/01/23                                      393             401
      6.125%, 02/01/16 to 02/01/17                           26              27
      6.092%, 04/01/29                                      119             121
      6.048%, 03/01/19                                       51              51
      5.875%, 04/01/16 to 11/01/20                           44              46
      5.750%, 09/01/18 to 11/01/18                           25              26
      5.625%, 12/01/16 to 09/01/18                           22              22
      5.564%, 02/01/27                                      382             383
      5.500%, 07/01/18 to 09/01/20                           39              40
      5.375%, 02/01/16 to 07/01/18                           33              34
      5.250%, 07/01/18 to 08/01/18                           62              62
      5.125%, 09/01/16                                       16              17
      4.875%, 07/01/16                                       22              22

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                            $          43   $          43
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                    1,333           1,267
   FHLMC REMIC, Ser 2617, Cl UN
      4.500%, 08/15/12                                    1,981           1,963
   FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                    2,187           2,120
   FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                                    1,430           1,399
   FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                      472             469
   FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                      966             960
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                    1,885           1,847
   FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                                    2,357           2,332
   FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                    1,397           1,441
   FNMA
      6.775%, 10/01/07                                      533             536
      6.610%, 04/01/09                                      156             159
      6.490%, 08/01/08                                      539             544
      6.229%, 12/01/08                                    1,987           2,002
      6.210%, 08/01/08                                    1,259           1,266
      6.130%, 10/01/08                                      143             144
      6.085%, 10/01/08                                      362             364
      6.080%, 09/01/08                                      893             896
      6.010%, 06/01/09                                      338             339
      5.735%, 01/01/09                                    1,340           1,341
      5.016%, 02/01/13                                       95              93
      4.621%, 04/01/13                                      196             187
   FNMA (A)
      6.906%, 04/25/24                                       30              31
      6.698%, 09/01/24                                    1,872           1,920
      6.518%, 08/01/27                                      936             950
      6.350%, 08/01/29                                    1,893           1,946
      6.010%, 05/01/28                                    2,468           2,487
      5.543%, 12/01/29                                      478             481
   FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                      145             144
   FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                                      145             146
   FNMA REMIC, Ser 1997-M5, Cl B
      6.650%, 08/25/07                                      224             225
   FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                      220             219
   FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                    2,000           1,990
   FNMA REMIC, Ser 2002-53, Cl FK (A)
      5.785%, 04/25/32                                      620             621


--------------------------------------------------------------------------------
12                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                            $       1,831   $       1,634
   FNMA REMIC, Ser 2006-39, Cl PB
      5.500%, 07/25/29                                    3,371           3,359
   FNMA REMIC, Ser 2006-53, Cl PA
      5.500%, 12/25/26                                    4,000           3,989
   FNMA REMIC, Ser G92-61, Cl FA (A)
      6.056%, 10/25/22                                      324             329
   FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                                       63              64
   FNMA TBA
      6.500%, 08/14/32                                    6,000           6,069
   GNMA
      7.500%, 01/15/11 to 02/15/11                           43              45
      6.500%, 06/15/16 to 09/15/17                        2,402           2,446
      6.000%, 06/15/16 to 09/15/19                        1,340           1,359
   GNMA REMIC, Ser 2005-74, Cl HA
      7.500%, 09/16/35                                      308             320
   GNMA REMIC, Ser 2005-74, Cl HB
      7.500%, 09/16/35                                      132             137
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $66,391) ($ Thousands)                                          65,328
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 4.6%
   U.S. Treasury Inflation Protected Security
      3.000%, 07/15/12                                    6,416           6,634
   U.S. Treasury Notes (C)
      3.000%, 11/15/07                                      100              98
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $6,699) ($ Thousands)                                            6,732
                                                                  --------------
REPURCHASE AGREEMENT (B) -- 6.0%
   UBS Securities LLC
     5.280%, dated 07/31/06,
     to be repurchased on 08/01/06,
     repurchase price $8,701,276
     (collateralized by various
     U.S. Government obligations,
     ranging in par value $919,651-
     $8,865,000, 5.500%,
     12/01/35, with total market
     value $8,876,468)                                    8,700           8,700
                                                                  --------------
Total Repurchase Agreement
   (Cost $8,700) ($ Thousands)                                            8,700
                                                                  --------------
Total Investments -- 102.1%
   (Cost $149,249) ($ Thousands)                                        148,159
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.1)%
Payable for Investment Securities Purchased                       $      (6,023)
Payable for Fund Shares Redeemed                                           (240)
Income Distribution Payable                                                (108)
Administration Fees Payable                                                 (39)
Investment Advisory Fees Payable                                            (10)
Variation Margin Payable                                                    (10)
Other Assets and Liabilities, Net                                         3,323
                                                                  --------------
Total Other Assets and Liabilities                                       (3,107)
                                                                  --------------
Net Assets -- 100.0%                                              $     145,052
                                                                  ==============

NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)         $     153,352
Undistributed net investment income                                          10
Accumulated net realized loss on investments                             (7,114)
Net unrealized depreciation on investments                               (1,090)
Net unrealized depreciation on futures contracts                           (106)
                                                                  --------------
Net Assets                                                        $     145,052
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($145,051,952 / 14,583,778 shares)                                  $   9.95
                                                                  ==============

Futures Contracts -- A summary of the open futures contracts held by the Fund at July 31, 2006, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                NUMBER OF        CONTRACT                          UNREALIZED
   TYPE OF      CONTRACTS          VALUE         EXPIRATION       DEPRECIATION
   CONTRACT     LONG (SHORT)   ($ THOUSANDS)        DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
  Treasury Note      71        $  14,446       September 2006         $  (2)

U.S. 5 Year
  Treasury Note    (207)         (21,573)      September 2006          (104)
                                                                      -----
                                                                      $(106)
                                                                      =====

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B)   Tri-Party Repurchase Agreement.
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   13

STATEMENT OF NET ASSETS (Unaudited)

INTERMEDIATE-DURATION GOVERNMENT FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

42.7%  U.S. Government Agency Obligations
39.5%  U.S. Government Mortgage-Backed Obligations
15.3%  U.S. Treasury Obligations
 2.5%  Repurchase Agreement

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 44.1%
   FHLMC
      6.000%, 06/15/11                             $      31,575  $      32,540
   FNMA
      5.000%, 03/15/16                                     4,731          4,590
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $37,332) ($ Thousands)                                          37,130
                                                                  --------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 40.8%
   FHLMC
      8.250%, 12/01/07 to 12/01/09                            22             22
      6.500%, 01/01/18                                        88             89
      6.000%, 03/01/11 to 09/01/24                         4,966          4,996
      5.500%, 06/01/19 to 12/01/20                         1,324          1,311
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                       665            668
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                        30             30
   FHLMC REMIC, Ser 2586, Cl NK
      3.500%, 08/15/16                                       215            205
   FHLMC REMIC, Ser 2587, Cl ET
      3.700%, 07/15/17                                       769            731
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                     1,787          1,673
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                       480            448
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                       817            800
   FNMA
      9.500%, 05/01/18                                        71             76
      8.000%, 05/01/08 to 06/01/08                            23             23
      7.500%, 03/01/07                                         3              3
      7.007%, 08/01/07                                       192            193
      6.800%, 10/01/07                                        10             10
      6.620%, 01/01/08                                       192            193
      6.500%, 08/14/32                                     1,280          1,295
      6.460%, 06/01/09                                       549            558
      6.265%, 06/01/08                                       223            224
      6.080%, 09/01/08                                       893            896
      6.000%, 07/01/12 to 03/01/17                           184            185
      5.931%, 02/01/12                                       750            762
      5.625%, 12/01/11                                     1,788          1,799
      5.044%, 08/01/15                                       681            659
      4.829%, 04/01/13                                     6,665          6,433
      4.500%, 09/01/35                                     4,860          4,468

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                             $         748  $         754
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                       700            680
   FNMA TBA
      6.000%, 08/18/21                                     1,135          1,145
   GNMA
      8.750%, 05/20/17 to 11/20/17                            43             46
      8.500%, 11/20/16 to 02/20/18                           109            116
      8.250%, 04/15/08 to 07/15/08                            29             29
      6.000%, 04/15/09 to 09/15/24                         1,195          1,201
   Small Business Administration, Ser 2005-
    P10B, Cl 1
      4.940%, 08/10/15                                     1,725          1,681
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $35,418) ($ Thousands)                                          34,402
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 15.8%
   U.S. Treasury Bonds (A)
      10.375%, 11/15/12                                    1,200          1,279
   U.S. Treasury Inflation Protected Security
      3.000%, 07/15/12                                     3,941          4,075
   U.S. Treasury Notes
      4.750%, 03/31/11                                     8,000          7,945
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $13,267) ($ Thousands)                                          13,299
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 2.6%
   UBS Securities LLC
      5.280%, dated 07/31/06, to be repurchased
      on 08/01/06, repurchase price $2,200,323
      (collateralized by a U.S. Government
      obligation, par value $2,315,000,
      5.500%,12/01/35, with total market value
      $2,245,355)                                          2,200          2,200
                                                                  --------------
Total Repurchase Agreement
   (Cost $2,200) ($ Thousands)                                            2,200
                                                                  --------------
Total Investments -- 103.3%
   (Cost $88,217) ($ Thousands)                                          87,031
                                                                  --------------




--------------------------------------------------------------------------------
14                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (3.3)%
Payable for Investment Securities Purchased                       $      (2,424)
Payable for Fund Shares Redeemed                                           (791)
Income Distribution Payable                                                (250)
Administration Fees Payable                                                 (26)
Investment Advisory Fees Payable                                             (7)
Variation Margin Payable                                                     (4)
Shareholder Servicing Fees Payable                                           (1)
Other Assets and Liabilities, Net                                           723
                                                                  --------------
Total Other Assets and Liabilities                                       (2,780)
                                                                  --------------
Net Assets -- 100.0%                                              $      84,251
                                                                  ==============

NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)         $      88,703
Undistributed net investment income                                          16
Accumulated net realized loss on investments                             (3,214)
Net unrealized depreciation on investments                               (1,186)
Net unrealized depreciation on futures contracts                            (68)
                                                                  --------------
Net Assets                                                        $      84,251
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($84,251,270 / 8,363,658 shares)                                    $  10.07
                                                                  ==============

Futures Contracts -- A summary of the open futures contracts held by the Fund at July 31, 2006, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                  NUMBER OF       CONTRACT                         UNREALIZED
    TYPE OF       CONTRACTS        VALUE          EXPIRATION      DEPRECIATION
    CONTRACT        SHORT      ($ THOUSANDS)         DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
   Treasury Note     (31)        $ (6,038)      September 2006         $ (4)

U.S. 5 Year
   Treasury Note     (10)          (1,042)      September 2006           (7)

U.S. 10 Year
   Treasury Note     (76)          (8,058)      September 2006          (57)
                                                                       -----
                                                                       $(68)
                                                                       =====

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   15

STATEMENT OF NET ASSETS (Unaudited)

GNMA FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

97.4%  U.S. Government Mortgage-Backed Obligations
 2.6%  Repurchase Agreement

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 99.6%
   FHLMC
      6.500%, 09/01/19                             $         897  $         910
   FNMA
      8.000%, 09/01/14 to 09/01/28                           351            371
      7.000%, 08/01/29 to 09/01/32                           753            773
      6.500%, 09/01/32                                       420            427
      5.890%, 10/01/11                                     1,325          1,340
      5.780%, 11/01/11                                     1,202          1,211
      4.621%, 04/01/13                                     6,378          6,096
   FNMA REMIC, Ser 1990-91, Cl G
      7.000%, 08/25/20                                        80             82
   FNMA REMIC, Ser 1992-105, Cl B
      7.000%, 06/25/22                                       155            160
   FNMA REMIC, Ser 2002-42, Cl C
      6.000%, 07/25/17                                     1,500          1,514
   GNMA
      12.500%, 06/15/14                                       --             --
      12.000%, 04/15/14                                       --             --
      10.000%, 05/15/16 to 04/15/20                           35             39
       9.500%, 06/15/09 to 11/15/20                          426            446
       9.000%, 12/15/17 to 05/15/22                          357            388
       8.500%, 08/15/08 to 06/15/17                          105            109
       8.000%, 04/15/17 to 03/15/32                        1,513          1,602
       7.750%, 10/15/26                                       49             52
       7.500%, 12/15/27                                       25             26
       7.250%, 01/15/28                                      230            238
       7.000%, 04/15/19 to 11/15/33                       10,955         11,304
       6.750%, 11/15/27                                       83             85
       6.500%, 11/15/07 to 07/15/35                       17,133         17,471
       6.000%, 02/15/09 to 12/15/35                       24,865         24,961
       5.500%, 10/15/32 to 11/15/35                       25,918         25,399
       5.000%, 04/15/33 to 03/15/36                       31,686         30,283
       4.500%, 08/15/33 to 09/15/34                        9,268          8,621
   GNMA (A)
      6.000%, 02/15/17                                       709            719
   GNMA REMIC, Ser 2002-45, Cl QE
      6.500%, 06/20/32                                     2,177          2,239

--------------------------------------------------------------------------------
                                                     Face Amount          Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
   GNMA REMIC, Ser 2003-63, Cl UV
      3.500%, 07/20/30                             $       2,806  $       2,641
   GNMA REMIC, Ser 2005-74, Cl HA
      7.500%, 09/16/35                                     1,406          1,463
   GNMA REMIC, Ser 2005-74, Cl HB
      7.500%, 09/16/35                                     2,410          2,489
   GNMA REMIC, Ser 2005-74, Cl HC
      7.500%, 09/16/35                                     2,047          2,130
   GNMA TBA
      6.500%, 08/20/33                                       275            280
      5.000%, 08/20/33                                     1,500          1,432
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $150,744) ($ Thousands)                                        147,301
                                                                  --------------

REPURCHASE AGREEMENT (B) -- 2.7%
   UBS Securities LLC
      4.770%, dated 07/31/06, to be repurchased
      on 08/01/06, repurchase price $4,000,587
      (collateralized by a U.S. Government
      obligation, par value $4,210,000,
      5.500%, 12/01/35, with total market value
      $4,083,345)                                          4,000          4,000
                                                                  --------------
Total Repurchase Agreement
   (Cost $4,000) ($ Thousands)                                            4,000
                                                                  --------------
Total Investments -- 102.3%
   (Cost $154,744) ($ Thousands)                                        151,301
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- (2.3)%
Payable for Investment Securities Purchased                              (3,637)
Income Distribution Payable                                                (392)
Payable for Fund Shares Redeemed                                           (300)
Administration Fees Payable                                                 (40)
Shareholder Servicing Fees Payable                                          (20)
Investment Advisory Fees Payable                                            (13)
Variation Margin Payable                                                     (5)
Other Assets and Liabilities, Net                                           987
                                                                  --------------
Total Other Assets and Liabilities                                       (3,420)
                                                                  --------------
Net Assets -- 100.0%                                              $     147,881
                                                                  ==============




--------------------------------------------------------------------------------
16                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)         $     162,627
Distribution in excess of net investment income                              (3)
Accumulated net realized loss on investments                            (11,319)
Net unrealized depreciation on investments                               (3,443)
Net unrealized appreciation on futures contracts                             19
                                                                  --------------
Net Assets                                                        $     147,881
                                                                  ==============
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($147,880,591 / 15,973,772 shares)                                  $   9.26
                                                                  ==============

Futures Contracts -- A summary of the open futures contracts held by the Fund at July 31, 2006, is as follows (See Note 2 in Notes to Financial Statements):
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                    NUMBER OF     CONTRACT                        APPRECIATION
    TYPE OF         CONTRACTS       VALUE         EXPIRATION     (DEPRECIATION)
    CONTRACT      LONG (SHORT)  ($ THOUSANDS)        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
   Treasury Note      (40)        $ (8,139)     September 2006         $(11)

U.S. 5 Year
   Treasury Note      (71)          (7,400)     September 2006          (18)

U.S. 10 Year
   Treasury Note       58            6,150      September 2006           26

U.S. Treasury
   Long Bond           22            2,382      September 2006           22
                                                                       -----
                                                                       $ 19
                                                                       =====

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) Tri-Party Repurchase Agreement
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   17

STATEMENT OF NET ASSETS (Unaudited)

ULTRA SHORT BOND FUND

July 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS*:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

79.3%  Asset-Backed Securities
 9.8%  Corporate Bonds
 7.3%  U.S. Government Mortgage-Backed Obligations
 1.8%  Certificates of Deposit
 1.6%  Repurchase Agreement
 0.2%  Collateralized Loan Obligation

* Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 80.4%

AUTOMOTIVE -- 28.0%
   Aesop Funding II LLC, Ser 2003-4A,
      Cl A1 (A) (B)
         5.608%, 08/21/06                         $         281   $         281
   Aesop Funding II LLC, Ser 2005-1A,
      Cl A2 (A) (B)
         5.438%, 08/21/06                                   800             800
   Americredit Automobile Receivables
      Trust, Ser 2004-CA, Cl A3
         3.000%, 03/06/09                                   547             543
   Americredit Automobile Receivables
      Trust, Ser 2004-DF, Cl A3
         2.980%, 07/06/09                                   533             527
   Americredit Automobile Receivables
      Trust, Ser 2005-CF, Cl A3
         4.470%, 05/06/10                                   790             782
   Americredit Automobile Receivables
      Trust, Ser 2005-DA, Cl A3
         4.870%, 12/06/10                                 2,010           1,993
   Americredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A1
         5.370%, 10/06/09                                 1,990           1,988
   Americredit Automobile Receivables
      Trust, Ser 2005-BM, Cl A3
         4.050%, 02/06/10                                 3,675           3,634
   BMW Vehicle Owner Trust,
      Ser 2004-A, Cl A4
         3.320%, 02/25/09                                   260             255
   BMW Vehicle Owner Trust,
      Ser 2005-A, Cl A4
         4.280%, 02/25/10                                 1,420           1,396
   Bank One Auto Securitization Trust,
      Ser 2003-1, Cl A4
         2.430%, 03/22/10                                 2,723           2,676
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
         2.000%, 11/15/07                                   265             263
   Capital Auto Receivables Asset Trust,
      Ser 2004-2, Cl A1A
         3.120%, 03/15/07                                   102             102

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital Auto Receivables Asset Trust,
      Ser 2005-1, Cl B (A)
         5.744%, 08/15/06                         $         440   $         442
   Capital One Auto Finance Trust,
      Ser 2003-A, Cl A4A
         2.470%, 01/15/10                                 1,447           1,428
   Capital One Auto Finance Trust,
      Ser 2003-B, Cl A3 (A)
         5.479%, 08/15/06                                    13              13
   Capital One Auto Finance Trust,
      Ser 2003-B, Cl A4
         3.180%, 09/15/10                                 2,675           2,630
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A3
         4.610%, 07/15/10                                 2,770           2,742
   Capital One Auto Finance Trust,
      Ser 2006-A2 Cl A2
         5.310%, 05/15/09                                 1,775           1,773
   Capital One Prime Auto Receivable
      Trust, Ser 2004-1, Cl A4 (A)
         5.439%, 08/15/06                                 1,180           1,180
   Capital One Prime Auto Receivable
      Trust, Ser 2005-1, Cl A3 (A)
         4.320%, 08/15/06                                 1,120           1,109
   Carmax Auto Owner Trust,
      Ser 2004-2, Cl A4
         3.460%, 09/15/11                                   449             435
   Carmax Auto Owner Trust,
      Ser 2005-2, Cl A3 (A)
         4.210%, 08/15/06                                 1,450           1,429
   Chase Manhattan Auto Owner Trust,
      Ser 2003-A, Cl A4
         2.060%, 12/15/09                                 1,387           1,351
   Chase Manhattan Auto Owner Trust,
      Ser 2003-C, Cl A3
         2.260%, 11/15/07                                    71              71
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A4
         2.830%, 09/15/10                                 2,059           2,004
   Chase Manhattan Auto Owner Trust,
      Ser 2005-A, Cl A3
         3.870%, 06/15/09                                   820             806
   Chase Manhattan Auto Owner Trust,
      Ser 2006-A, Cl A3
         5.340%, 07/15/10                                 1,490           1,490
   DaimlerChrysler Auto Trust,
      Ser 2004-B, Cl A3
         3.180%, 09/08/08                                   663             657
   DaimlerChrysler Auto Trust,
      Ser 2005-A, Cl A3
         3.490%, 12/08/08                                 1,285           1,273


--------------------------------------------------------------------------------
18                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   DaimlerChrysler Auto Trust,
      Ser 2005-B, Cl A3
         4.040%, 09/08/09                         $         610   $         603
   DaimlerChrysler Auto Trust,
      Ser 2006-B, Cl A2
         5.300%, 10/08/08                                   925             924
   Honda Auto Receivables Owner Trust,
      Ser 2003-5, Cl A3
         2.300%, 10/18/07                                   122             121
   Honda Auto Receivables Owner Trust,
      Ser 2005-1, Cl A3
         3.530%, 10/21/08                                   787             778
   Honda Auto Receivables Owner Trust,
      Ser 2005-2, Cl A2
         3.650%, 08/15/07                                   211             211
   Honda Auto Receivables Owner Trust,
      Ser 2005-3, Cl A3
         3.870%, 04/20/09                                   848             835
   Honda Auto Receivables Owner Trust,
      Ser 2005-5, Cl A3
         4.610%, 08/17/09                                 4,025           3,988
   Honda Auto Receivables Owner Trust,
      Ser 2006-1,Cl A2
         5.100%, 09/18/08                                 3,215           3,207
   Household Automotive Trust,
      Ser 2005-1, Cl A3
         4.150%, 02/17/10                                 1,371           1,354
   Household Automotive Trust,
      Ser 2005-2, Cl A3
         4.370%, 05/17/10                                 3,210           3,167
   Household Automotive Trust,
      Ser 2005-3, Cl A3
         4.800%, 10/18/10                                 1,070           1,061
   Hyundai Auto Receivables Trust,
      Ser 2003-A, Cl A3
         2.330%, 11/15/07                                    67              67
   Hyundai Auto Receivables Trust,
      Ser 2005-A, Cl A3
         3.980%, 11/16/09                                   659             648
   Merrill Auto Trust Securitization,
      Ser 2005-1, Cl B (A)
         5.625%, 08/25/06                                   593             593
   Morgan Stanley Auto Loan Trust,
      Ser 2004-HB1, Cl A4
         3.330%, 10/15/11                                   600             588
   Navistar Financial Corporate Owner
      Trust, Ser 2003-A, Cl A4
         2.240%, 11/15/09                                 1,433           1,411
   Nissan Auto Lease Trust,
      Ser 2005-A1, Cl A3
         4.700%, 10/15/08                                 1,320           1,310

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Nissan Auto Receivables Owner
      Trust, Ser 2005-A, Cl A3
         3.540%, 10/15/08                         $       1,590   $       1,573
   Nissan Auto Receivables Owner
      Trust, Ser 2005-B, Cl A2
         3.750%, 09/17/07                                   193             193
   Nissan Auto Receivables Owner
      Trust, Ser 2005-C, Cl A3 (A)
         4.190%, 08/15/06                                   760             748
   Nissan Auto Receivables Owner
      Trust, Ser 2006-A, Cl A2
         4.800%, 06/16/08                                   500             498
   Nissan Auto Receivables Owner
      Trust, Ser 2006-A, Cl A3
         4.740%, 09/15/09                                   665             659
   Nissan Auto Receivables Owner
      Trust, Ser 2006-B, Cl A3
         5.160%, 02/15/10                                 1,035           1,032
   Onyx Acceptance Owner Trust,
      Ser 2003-C, Cl A4
         2.660%, 05/17/10                                 1,085           1,069
   Onyx Acceptance Owner Trust,
      Ser 2005-B, Cl A2
         4.030%, 04/15/08                                 1,047           1,045
   Susquehanna Auto Lease Trust,
      Ser 2005-1A, Cl 1A (B)
         4.080%, 07/16/07                                 1,127           1,123
   USAA Auto Owner Trust,
      Ser 2005-2, Cl A2
         3.800%, 12/17/07                                   688             686
   USAA Auto Owner Trust,
      Ser 2005-3, Cl A3
         4.550%, 02/16/10                                 1,230           1,216
   USAA Auto Owner Trust,
      Ser 2006-2, Cl A2
         5.310%, 03/16/09                                 2,000           1,998
   WFS Financial Owner Trust,
      Ser 2003-2, Cl A4
         2.410%, 12/20/10                                 1,445           1,426
   WFS Financial Owner Trust,
      Ser 2003-3, Cl A4
         3.250%, 05/20/11                                 2,712           2,672
   WFS Financial Owner Trust,
      Ser 2005-2, Cl B
         4.570%, 11/19/12                                 1,234           1,214
   Wachovia Auto Owner Trust,
      Ser 2005-B, Cl A3
         4.790%, 04/20/10                                 1,010           1,002
   World Omni Auto Receivables Trust,
      Ser 2004-A, Cl B (D)
         3.620%, 07/12/11                                   630             616
                                                                  --------------
                                                                         75,709
                                                                  --------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   19

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARD -- 8.8%
   Advanta Business Card Master Trust,
      Ser 2005-A4, Cl A4
         4.750%, 01/20/11                         $       1,000   $         990
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1 (A)
         5.888%, 08/21/06                                 1,500           1,509
   Advanta Business Card Master Trust,
      Ser 2006-A3, Cl A
         5.300%, 05/21/12                                 1,250           1,249
   Capital One Multi-Asset Executive
      Trust, Ser 2004-A6, Cl A6 (A)
         5.369%, 09/15/06                                 1,500           1,500
   Capital One Multi-Asset Executive
      Trust, Ser 2004-B4, Cl B4 (A)
         5.669%, 08/15/06                                 1,550           1,553
   Capital One Multi-Asset Executive
      Trust, Ser 2005-B2, Cl B2 (A)
         5.519%, 08/15/06                                 1,500           1,501
   Chase Credit Card Master Trust,
      Ser 2004-2, Cl A (A)
         5.409%, 08/15/06                                 1,485           1,485
   Discover Card Master Trust,
      Ser 2004-2, Cl A1 (A)
         5.389%, 08/15/06                                 1,250           1,250
   Discover Card Master Trust,
      Ser 2005-1, Cl B (A)
         5.519%, 08/15/06                                 1,133           1,134
   GE Capital Credit Card Master Trust,
      Ser 2004-1, Cl A (A)
         5.419%, 08/15/06                                 1,785           1,786
   GE Capital Credit Card Master Trust,
      Ser 2004-2, Cl B (A)
         5.629%, 08/15/06                                 2,000           2,002
   Metris Master Trust,
      Ser 2004-2, Cl C (A) (B)
         6.728%, 08/21/06                                 1,500           1,503
   Metris Master Trust,
      Ser 2005-1A, Cl B (A)
         5.798%, 08/21/06                                 1,675           1,676
   Providian Gateway Master Trust,
      Ser 2004-AA, Cl A (A) (B)
         5.599%, 08/15/06                                 1,320           1,322
   Providian Gateway Master Trust,
      Ser 2004-EA, Cl A (A) (B)
         5.499%, 08/15/06                                   565             566
   Providian Gateway Master Trust,
      Ser 2004-FA, Cl A (B)
         3.650%, 11/15/11                                 2,750           2,692
                                                                  --------------
                                                                         23,718
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 7.4%
   ACAS Business Loan Trust,
      Ser 2005-1A, Cl A1 (A) (B)
         5.735%, 10/25/06                         $       1,000   $       1,000
   AICCO Premium Finance Master
      Trust, Ser 2005-1, Cl A (A)
         5.449%, 08/15/06                                 1,470           1,470
   CIT Equipment Collateral,
      Ser 2005-EF1, Cl A3
         4.420%, 05/20/09                                 1,140           1,128
   CNH Equipment Trust,
      Ser 2003-B, Cl A3A (A)
         5.509%, 08/15/06                                   120             120
   CNH Equipment Trust,
      Ser 2004-A, Cl A3B
         2.940%, 10/15/08                                 1,120           1,106
   CNH Equipment Trust,
      Ser 2005-A, Cl A3
         4.020%, 04/15/09                                   800             791
   CNH Wholesale Master Note Trust,
      Ser 2006-1A, Cl B (A) (B)
         5.650%, 09/15/06                                   245             245
   California Infrastructure SDG&E,
      Ser 1997-1, Cl A6
         6.310%, 09/25/08                                   323             323
   Capital Source Commercial Loan
      Trust, Ser 2003-2A, Cl D (A) (B)
         7.878%, 08/21/06                                   155             156
   Capital Source Commercial Loan
      Trust, Ser 2004-1A, Cl A2 (A) (B)
         5.708%, 08/21/06                                   213             214
   Capital Source Commercial Loan
      Trust, Ser 2004-2A, Cl C (A) (B)
         6.228%, 08/21/06                                   677             677
   Capital Source Commercial Loan
      Trust, Ser 2005-1A, Cl B (A) (B)
         5.658%, 08/21/06                                   487             487
   Capital Source Commercial Loan
      Trust, Ser 2006-1A, Cl C (A) (B)
         5.928%, 08/21/06                                   890             890
   Colts Trust, Ser 2005-1A, Cl A1 (A) (B)
         5.634%, 09/20/06                                   532             532
   Colts Trust, Ser 2005-2A, Cl A (A) (B)
         5.694%, 09/20/06                                 1,950           1,951
   GE Commercial Equipment Financing
      LLC, Ser 2005-1, Cl A3A
         3.980%, 03/20/09                                 1,167           1,152
   GE Corporate Aircraft Financing,
      Ser 2005-1A, Cl A1 (A) (B)
         5.455%, 08/25/06                                 1,311           1,311


--------------------------------------------------------------------------------
20                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B (B)
         4.620%, 08/22/06                         $         794   $         782
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4 (B)
         5.010%, 06/22/15                                 2,226           2,200
   Lambda Finance, Ser 2005-1A,
      Cl B3 (A) (B)
         5.540%, 08/15/06                                   840             840
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B (B)
         5.090%, 08/15/12                                   157             155
   Merritt Funding Trust, Ser 2005-2,
      Cl B (A) (B)
         6.207%, 10/16/06                                   957             957
   Nelnet Student Loan Trust,
      Ser 2004-3, Cl A2 (A)
         5.515%, 10/25/06                                   194             194
   Nelnet Student Loan Trust,
      Ser 2004-4, Cl A2 (A)
         5.505%, 10/25/06                                   183             183
   PFS Financing, Ser 2006-B,
      Cl A (A) (B)
         5.409%, 09/15/06                                   965             967
                                                                  --------------
                                                                         19,831
                                                                  --------------

MORTGAGE RELATED -- 36.2%
   AAA Trust, Ser 2005-2, Cl A1 (A) (B)
         5.485%, 08/28/06                                   122             122
   Ace Securities, Ser 2006-CW1,
      Cl A2C (A)
         5.525%, 08/25/06                                   895             897
   Adjustable Rate Mortgage Trust,
      Ser 2005-12, Cl 2A1
         5.729%, 03/25/36                                 3,393           3,380
   Advanta Mortgage Trust Loan,
      Ser 1999-4, Cl A (A)
         5.760%, 08/25/06                                   166             166
   Asset Securitization, Ser 1996-MD6,
      Cl A6 (A)
         7.910%, 08/11/06                                   860             880
   Asset Securitization, Ser 1997-D5,
      Cl A1B
         6.660%, 02/14/43                                   177             178
   Bank of America Funding,
      Ser 2005-F, Cl 4A1 (A)
         5.398%, 08/11/06                                 1,077           1,068
   Bank of America Large Loan,
      Ser 2004-BBA4, Cl A2 (A) (B)
         5.529%, 08/15/06                                   560             560

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bank of America Mortgage Securities,
      Cl 2005-F, Ser 2A2 (A)
         5.025%, 08/01/06                         $       3,144   $       3,087
   Bank of America Mortgage Securities,
      Ser 2005-A, Cl 2A2 (A)
         4.458%, 08/01/06                                 2,033           1,979
   Bank of America Mortgage Securities,
      Ser 2005-H, Cl 2A1 (A)
         4.820%, 08/01/06                                   967             946
   Bank of America Mortgage Securities,
      Ser 2005-J, Cl 2A1 (A)
         5.107%, 08/01/06                                   354             348
   Bear Stearns Alt-A Trust,
      Ser 2006-2, Cl 23A1 (A)
         5.994%, 08/01/06                                 1,062           1,065
   Bear Stearns Asset Backed Securities,
      Ser 2005-HE11, Cl A2 (A)
         5.635%, 08/25/06                                   275             276
   Bear Stearns Asset Backed Securities,
      Ser 2006-HE1, Cl 1A1 (A)
         5.475%, 08/25/06                                 1,624           1,624
   Bear Stearns Commercial Mortgage,
      Ser 1998-C1, Cl A1
         6.340%, 06/16/30                                   315             316
   Bear Stearns Commercial Mortgage,
      Ser 2004-BBA3, Cl A1B (A) (B)
         5.599%, 08/15/06                                    40              40
   Bear Stearns Commercial Mortgage,
      Ser 2005-12, Cl 11A1 (A)
         5.430%, 08/01/06                                   876             873
   C-Bass, Ser 16A, Cl A (A) (B)
         5.350%, 09/06/06                                 1,500           1,500
   CS First Boston Mortgage Securities,
      Ser 2004-TF2A, Cl A2 (A) (B)
         5.569%, 08/15/06                                   788             788
   Centex Home Equity Trust,
      Ser 2005-A, Cl AF1 (D)
         3.700%, 06/25/22                                    10              10
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF1 (A)
         5.475%, 08/25/06                                    70              70
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A (A)
         3.920%, 08/01/06                                 1,443           1,429
   Citigroup Mortgage Loan Trust,
      Ser 2005-10, Cl 1A21 (A)
         5.743%, 08/01/06                                   944             944
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR2, Cl 1A1 (A)
         5.637%, 08/01/06                                 1,468           1,460



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   21

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
      Ser 2006-2, Cl 2A2 (A)
         5.575%, 08/25/06                         $         772   $         773
   Countrywide Home Loans,
      Ser 2004-29, Cl 1A1 (A)
         5.655%, 08/25/06                                   386             386
   Countrywide Home Loans,
      Ser 2005-7, Cl 1A1 (A)
         5.655%, 08/25/06                                   645             646
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (A)
         5.442%, 08/01/06                                 1,313           1,304
   Crusade Global Trust,
      Ser 2003-1, Cl A (A)
         5.707%, 10/17/06                                   814             816
   First Horizon Mortgage Pass-Through
      Trust, Ser 2005-2, Cl 1A1
         5.500%, 05/25/35                                 2,374           2,363
   First Union-Lehman Brothers,
      Ser 1997-C1, Cl D
         7.500%, 04/18/29                                 1,000           1,014
   Fremont Home Loan Owner Trust,
      Ser 1999-1 (A)
         5.985%, 08/25/06                                    12              12
   GE Commercial Loan Trust,
      Ser 2006-2, Cl C
         6.020%, 06/15/17                                   725             725
   GMAC Mortgage Loan,
      Ser 2005-AR6, Cl 2A1 (A)
         5.258%, 08/01/06                                 1,424           1,409
   GMAC Mortgage Loan,
      Ser 2005-HE3, Cl A1 (A)
         5.495%, 08/25/06                                 1,000           1,000
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2 (A)
         4.616%, 08/01/06                                    25              25
   GSR Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1
         5.059%, 07/25/35                                 3,062           3,043
   GSR Mortgage Loan Trust,
      Ser 2006-AR1, Cl 2A1
         5.198%, 01/25/36                                 2,870           2,828
   Granite Master Issuer PLC,
      Ser 2005-1, Cl M1 (A)
         5.644%, 09/20/06                                   550             550
   Granite Master Issuer PLC,
      Ser 2006-1A, Cl A5 (A) (B)
         5.259%, 08/21/06                                 1,215           1,215
   Granite Mortgages PLC,
      Ser 2002-2, Cl 1A2 (A)
         5.680%, 10/20/06                                 1,135           1,136

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Impac CMB Trust,
      Ser 2003-12, Cl A1 (A)
         6.145%, 08/25/06                         $         666   $         666
   Impac CMB Trust,
      Ser 2004-9, Cl 1A1 (A)
         5.765%, 08/25/06                                 1,220           1,222
   Impac CMB Trust,
      Ser 2005-2, Cl 1A1 (A)
         5.645%, 08/25/06                                   942             942
   Impac CMB Trust,
      Ser 2005-3, Cl A1 (A)
         5.625%, 08/25/06                                   788             788
   Impac CMB Trust,
      Ser 2005-5, Cl A1 (A)
         5.705%, 08/25/06                                   609             610
   Impac CMB Trust,
      Ser 2005-8, Cl 1A (A)
         5.645%, 08/25/06                                 1,402           1,402
   Indymac Indx Mortgage Loan Trust,
      Ser 2006-AR11, Cl 3A1 (A)
         5.898%, 08/01/06                                 2,351           2,352
   JP Morgan Mortgage Trust,
      Cl 2005-A6, Cl 7A1 (A)
         4.987%, 08/01/06                                   995             975
   JP Morgan Mortgage Trust,
      Ser 2006-A4, Cl 1A1 (A)
         5.862%, 08/01/06                                    19              19
   Long Beach Mortgage Loan Trust,
      Ser 2006-6, Cl 2A3 (A)
         5.544%, 08/25/06                                 1,190           1,190
   MLCC Mortgage Investors,
      Ser 2004-G, Cl A1 (A)
         5.665%, 08/25/06                                   470             471
   MLCC Mortgage Investors,
      Ser 2004-HB1, Cl A1 (A)
         5.745%, 08/25/06                                   569             569
   MLCC Mortgage Investors,
      Ser 2005-A, Cl A1 (A)
         5.615%, 08/25/06                                   586             586
   Master Adjustable Rate Mortgage Trust,
      Ser 2004-12, Cl 5A1 (A)
         4.484%, 08/01/06                                   693             690
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1 (A)
         5.655%, 08/25/06                                   917             908
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A3A1 (A)
         5.495%, 08/25/06                                 3,019           3,020
   Morgan Stanley Dean Witter Capital I,
      Ser 2006-WMC1, Cl A2B (A)
         5.585%, 08/25/06                                 1,390           1,392


--------------------------------------------------------------------------------
22                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Home Equity Loan,
      Ser 2005-4, Cl A2B (A)
         5.605%, 08/25/06                         $       2,000   $       2,004
   MortgageIT Trust,
      Ser 2005-2, Cl 1A1 (A)
         5.645%, 08/25/06                                   537             536
   MortgageIT Trust,
      Ser 2005-3, Cl A1 (A)
         5.685%, 08/25/06                                 1,606           1,605
   MortgageIT Trust,
      Ser 2005-4, Cl A1 (A)
         5.665%, 08/25/06                                 1,974           1,974
   MortgageIT Trust,
      Ser 2005-5, Cl A1 (A)
         5.645%, 08/25/06                                 1,857           1,856
   New Century Home Equity Loan Trust,
      Ser 2005-B, Cl A2A (A)
         5.505%, 08/25/06                                   657             657
   New Century Home Equity Loan Trust,
      Ser 2005-C, Cl A2B (A)
         5.555%, 08/25/06                                   700             700
   Nomura Asset Securities,
      Ser 1998-D6, Cl A1A
         6.280%, 03/15/30                                    48              48
   Option One Mortgage Loan Trust,
      Ser 2003-3, Cl A2 (A)
         5.685%, 08/25/06                                   147             147
   Option One Mortgage Loan Trust,
      Ser 2005-5, Cl A3 (A)
         5.595%, 08/25/06                                 1,795           1,796
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl 2A2 (A)
         5.515%, 08/25/06                                 1,590           1,591
   Paragon Mortgages PLC,
      Ser 12A, Cl A2C (A) (B)
         5.628%, 11/15/06                                   505             505
   Permanent Financing PLC,
      Ser 9A, Cl 1C (A) (B)
         5.600%, 09/11/06                                 1,000           1,000
   Puma Finance Limited,
      Ser S1, Cl A (A) (B)
         5.366%, 08/09/06                                   728             729
   RMAC PLC, Ser 2003-NS4A,
      Cl A2B (A) (B)
         5.600%, 09/12/06                                   706             707
   RMAC PLC, Ser 2005-NS1A,
      Cl A1 (A) (B)
         5.360%, 09/12/06                                   195             195
   RMAC PLC, Ser 2005-NS4A,
      Cl A1B (A) (B)
         5.380%, 09/12/06                                 1,229           1,229

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   RMAC Securities PLC,
      Ser 2006-NS2A, Cl A1B (A) (B)
         5.510%, 09/12/06                         $         700   $         700
   Residential Asset Mortgage Products,
      Ser 2005-RS6, Cl A11 (A)
         5.485%, 08/25/06                                   584             584
   Residential Asset Securities,
      Ser 2000-KS5, Cl AII (A)
         5.865%, 08/25/06                                    51              51
   Residential Asset Securities,
      Ser 2005-KS7, Cl A1 (A)
         5.485%, 08/25/06                                   434             434
   Residential Asset Securities,
      Ser 2006-EMX6, Cl A3 (A)
         5.560%, 08/25/06                                 1,005           1,005
   Residential Asset Securities,
      Ser 2006-KS1, Cl A2 (A)
         5.525%, 08/25/06                                   800             800
   Residential Mortgage Securities Trust,
      Ser 20A, Cl A1B (A) (B)
         5.230%, 08/25/06                                   531             531
   Residential Mortgage Securities,
      Ser 22A, Cl A1B (A) (B)
         5.602%, 11/14/06                                   800             800
   Sequoia Mortgage Trust,
      Ser 2004-12, Cl A1A (A)
         5.648%, 08/20/06                                   300             301
   Sequoia Mortgage Trust,
      Ser 2005-1, Cl A1 (A)
         5.608%, 08/20/06                                   292             292
   Terra, Ser 1, Cl A1 (A) (B)
         5.499%, 08/15/06                                 1,803           1,803
   Washington Mutual,
      Ser 2003-AR3, Cl A5 (A)
         3.927%, 08/01/06                                 2,136           2,092
   Washington Mutual,
      Ser 2005-AR3, Cl A2 (A)
         4.647%, 08/01/06                                 1,064           1,040
   Washington Mutual,
      Ser 2006-AR2, Cl 1A1 (A)
         5.328%, 08/01/06                                   994             984
   Wells Fargo Mortgage Backed Securities,
      Ser 2004-BB, Cl A2 (A)
         4.562%, 08/01/06                                   970             947
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR1,
      Cl 1A1 (A)
         4.547%, 08/01/06                                    19              19
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR16,
      Cl 3A2 (A)
         4.997%, 08/01/06                                 1,975           1,955


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   23

STATEMENT OF NET ASSETS (Unaudited)

July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage Backed
      Securities, Ser 2005-AR4,
      Cl 2A2 (A)
         4.531%, 08/01/06                         $          30   $          30
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR5,
      Cl 2A1 (A)
         5.550%, 08/01/06                                 1,682           1,674
   Wells Fargo Mortgage Backed
      Securities, Ser 2006-AR6,
      Cl 2A1 (A)
         5.240%, 08/01/06                                 1,913           1,891
   Westpac Securitisation Trust,
      Ser 2005-1G, Cl A1 (A)
         5.519%, 09/25/06                                   592             592
   William Street Funding,
      Ser 2006-1, Cl A (A) (B)
         5.741%, 10/23/06                                   960             960
                                                                  --------------
                                                                         97,817
                                                                  --------------
Total Asset Backed Securities
   (Cost $217,781) ($ Thousands)                                        217,075
                                                                  --------------
CORPORATE BONDS -- 10.0%

AUTO FINANCE -- 1.2%
   DaimlerChrysler MTN (A)
         5.679%, 08/01/06                                 2,000           2,009
   Ford Motor Credit MTN (A)
         6.320%, 09/28/06                                 1,250           1,233
                                                                  --------------
                                                                          3,242
                                                                  --------------
BANK HOLDING COMPANY -- 0.6%
   Wells Fargo (A)
         5.550%, 09/28/06                                 1,680           1,682
                                                                  --------------
BANKS -- 0.9%
   BNP Paribas NY
         7.200%, 01/15/07                                 1,000           1,006
   Wachovia (A)
         5.591%, 10/23/06                                 1,500           1,502
                                                                  --------------
                                                                          2,508
                                                                  --------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.9%
   Clear Channel Communications
         6.000%, 11/01/06                                 1,000           1,000
   Univision Communications
         2.875%, 10/15/06                                 1,500           1,490
                                                                  --------------
                                                                          2,490
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.8%
   Whirlpool (A)
         5.750%, 09/15/06                         $       2,000   $       2,002
                                                                  --------------
ELECTRICAL SERVICES -- 0.4%
   Dominion Resources, Ser G (D)
         3.660%, 11/15/06                                 1,000             995
                                                                  --------------
FINANCIAL SERVICES -- 0.7%
   FPL Group Capital
         5.551%, 02/16/08                                 1,755           1,755
                                                                  --------------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   General Mills
         2.625%, 10/24/06                                 1,000             993
   Sabmiller PLC (A) (B)
         5.799%, 10/01/06                                 1,705           1,705
                                                                  --------------
                                                                          2,698
                                                                  --------------
INSURANCE -- 1.6%
   Ace Limited
         6.000%, 04/01/07                                 2,000           2,003
   Marsh & Mclennan (A)
         5.640%, 10/13/06                                 1,420           1,420
   Travelers Property Casualty
         3.750%, 03/15/08                                 1,000             974
                                                                  --------------
                                                                          4,397
                                                                  --------------
INVESTMENT BANKER/BROKER DEALER -- 1.8%
   Credit Suisse First Boston USA (A)
         5.348%, 09/05/06                                 1,500           1,502
   Merrill Lynch MTN, Ser C (A)
         5.615%, 10/26/06                                 1,750           1,752
   Morgan Stanley Dean Witter (A)
         5.640%, 10/12/06                                 1,600           1,601
                                                                  --------------
                                                                          4,855
                                                                  --------------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Keyspan
         4.900%, 05/16/08                                   360             356
                                                                  --------------
Total Corporate Bonds
   (Cost $27,040) ($ Thousands)                                          26,980
                                                                  --------------




--------------------------------------------------------------------------------
24                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 7.6%
   FHLMC
         7.000%, 03/01/07                         $           8   $           8
   FHLMC (A)
         6.233%, 08/01/06                                 1,402           1,425
         6.113%, 08/01/06                                 1,964           1,991
   FHLMC REMIC, Ser 1599, Cl C
         6.100%, 10/15/23                                   432             434
   FHLMC REMIC, Ser 2594, Cl QH
         4.000%, 10/15/16                                    66              66
   FHLMC REMIC, Ser 2630, Cl HA
         3.000%, 01/15/17                                 1,904           1,782
   FHLMC REMIC, Ser 2684, Cl QM
         3.500%, 03/15/19                                   324             322
   FHLMC REMIC, Ser 2691, Cl OK
         3.500%, 05/15/17                                   472             469
   FHLMC REMIC, Ser 2727, Cl PA
         4.125%, 08/15/18                                   725             721
   FHLMC REMIC, Ser 2750, Cl NA
         3.500%, 03/15/15                                   484             481
   FHLMC REMIC, Ser 2750, Cl OA
         3.500%, 10/15/11                                   495             492
   FNMA
         6.340%, 02/01/08                                 1,304           1,308
   FNMA (A)
         6.890%, 08/01/06                                   345             349
         6.698%, 08/01/06                                   936             960
         6.514%, 08/01/06                                   109             111
         6.420%, 08/01/06                                   862             876
         6.279%, 08/01/06                                   193             197
         6.010%, 08/01/06                                 1,542           1,554
         5.828%, 08/01/06                                   272             273
   FNMA REMIC, Ser 1993-220, Cl FA (A)
         6.006%, 08/25/06                                   240             242
   FNMA REMIC, Ser 1993-58, Cl H
         5.500%, 04/25/23                                   324             322
   FNMA REMIC, Ser 2001-33, Cl FA (A)
         5.835%, 08/25/06                                   430             435
   FNMA REMIC, Ser 2002-63, Cl QF (A)
         5.685%, 08/25/06                                   312             314
   FNMA REMIC, Ser 2002-64, Cl FG (A)
         5.618%, 08/18/06                                   370             370
   FNMA REMIC, Ser 2002-78, Cl AU
         5.000%, 06/25/30                                 1,167           1,151
   FNMA REMIC, Ser 2006-39, Cl PB
         5.500%, 07/25/29                                 3,595           3,583
   SLMA (A)
         5.439%, 09/15/06                                   292             292
                                                                  --------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $20,809) ($ Thousands)                                          20,528
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.8%
   BNP Paribas Finance
         5.330%, 04/30/07                         $       1,000   $       1,000
   Barclays Bank PLC NY
         5.510%, 06/18/07                                 3,000           3,000
   Wells Fargo Bank
         5.090%, 03/29/07                                 1,000           1,000
                                                                  --------------
Total Certificates of Deposit
   (Cost $5,000) ($ Thousands)                                            5,000
                                                                  --------------

COLLATERALIZED LOAN OBLIGATION -- 0.2%

MISCELLANEOUS BUSINESS SERVICES -- 0.2%
   Franklin, Ser 4A, Cl A (A) (B)
         5.964%, 09/20/06                                   500             502
                                                                  --------------
Total Collateralized Loan Obligation
   (Cost $503) ($ Thousands)                                                502
                                                                  --------------

REPURCHASE AGREEMENT (C) -- 1.6%
   UBS Securities LLC
      5.280%, dated 07/31/06,
      to be repurchased on 08/01/06,
      repurchase price $4,300,631
      (collateralized by various
      U.S. Government obligations,
      ranging in par value $2,036,791-
      $3,035,000, 4.500%-5.500%,
      01/01/19-12/01/35, with total
      market value $4,388,960)                            4,300           4,300
                                                                  --------------
Total Repurchase Agreement
   (Cost $4,300) ($ Thousands)                                            4,300
                                                                  --------------
Total Investments -- 101.6%
   (Cost $275,433) ($ Thousands)                                        274,385
                                                                  --------------

OTHER ASSETS AND LIABILITIES -- (1.6)%
Payable for Fund Shares Redeemed                                         (3,176)
Cash Overdraft                                                           (1,052)
Payable for Investment Securities Purchased                              (1,007)
Income Distribution Payable                                                (187)
Administration Fees Payable                                                 (94)
Investment Advisory Fees Payable                                            (23)
Other Assets and Liabilities, Net                                         1,209
                                                                  --------------
Total Other Assets and Liabilities                                       (4,330)
                                                                  --------------
Net Assets -- 100.0%                                              $     270,055
                                                                  ==============



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   25

STATEMENT OF NET ASSETS (Unaudited)

ULTRA SHORT BOND FUND (Concluded)

July 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     275,843
Distribution in excess of net investment income                             (10)
Accumulated net realized loss on investments                             (4,730)
Net unrealized depreciation on investments                               (1,048)
                                                                  --------------
Net Assets                                                        $     270,055
                                                                  ==============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($270,055,023 / 27,154,843 shares)                                  $   9.95
                                                                  ==============

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on July 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of July 31, 2006 was $37,242 ($ Thousands) and represented 13.79% of Net Assets. These securities have been deemed liquid by the Board of Trustees.
(C)   Tri-Party Repurchase Agreement.
(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on July 31, 2006. The coupon on a step bond changes on a specified date.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
26                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

                       This page intentionally left blank.

STATEMENTS OF OPERATIONS ($ THOUSANDS)

For the six months ended July 31, 2006 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  MONEY                                     PRIME
                                                                                 MARKET   GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                                                   FUND         FUND            FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                            $  30,297   $   17,789   $      18,050   $  109,828
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                            2,038          887             710        4,251
   Shareholder Servicing Fees - Class A Shares                                      933          552             684        3,651
   Administrative & Shareholder Servicing Fees - Class B Shares                     244          175             289          975
   Administrative & Shareholder Servicing Fees - Class C Shares                     562          374              12        1,990
   Administrative & Shareholder Servicing Fees - Class H Shares                      --           --              --           98
   Shareholder Servicing Fees - Sweep Class Shares                                  120           36              --           54
   Distribution Fees - Sweep Class Shares                                           244           73              --          110
   Investment Advisory Fees                                                         144           86              87          522
   Trustees' Fees                                                                     3            1               1           13
   Registration Fees                                                                 31           21              --          133
   Custodian/Wire Agent Fees                                                          6           10               5           61
   Pricing Fees                                                                       1            1               1            5
   Other Expenses                                                                    45           37              28          154
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                 4,371        2,253           1,817       12,017
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                                       --           --              --           --
      Administration fees                                                        (1,157)        (304)            (85)        (664)
      Shareholder Servicing Fees - Class A Shares                                  (933)        (552)           (684)      (3,651)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                   2,281        1,397           1,048        7,702
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            28,016       16,392          17,002      102,126
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                                                    (2)          --              --           --
      Futures Contracts                                                              --           --              --           --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON/FROM:
      Investments                                                                    --           --              --           --
      Futures Contracts                                                              --           --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $  28,014   $   16,392   $      17,002   $  102,126
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       SHORT-DURATION  INTERMEDIATE-DURATION                ULTRA
                                                TREASURY  TREASURY II      GOVERNMENT             GOVERNMENT     GNMA  SHORT BOND
                                                    FUND         FUND            FUND                   FUND     FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                              $ 16,340  $     6,223     $     3,572          $       2,086  $ 4,412  $   10,352
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                               814          328             261                    151      247         766
   Shareholder Servicing Fees - Class A Shares       261          218             185                    107      192         545
   Administrative & Shareholder Servicing
      Fees - Class B Shares                          389          107              --                     --       --          --
   Administrative & Shareholder Servicing
      Fees - Class C Shares                          289           67              --                     --       --          --
   Administrative & Shareholder Servicing
      Fees - Class H Shares                           --           --              --                     --       --          --
   Shareholder Servicing Fees - Sweep Class
      Shares                                         115           --              --                     --       --          --
   Distribution Fees - Sweep Class Shares            233           --              --                     --       --          --
   Investment Advisory Fees                           79           32              75                     37       77         219
   Trustees' Fees                                      3            1              --                     --       --           1
   Registration Fees                                  --           --               5                     --        7          10
   Custodian/Wire Agent Fees                           8           --              --                     --        1           4
   Pricing Fees                                        1           --               2                      1        1          76
   Other Expenses                                     17            7              26                      1        3           9
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                  2,209          760             554                    297      528       1,630
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                        --           --             (13)                    --       --         (88)
      Administration fees                           (240)         (26)            (20)                    --       --        (230)
      Shareholder Servicing Fees - Class A
         Shares                                     (261)        (218)           (185)                  (101)     (75)       (545)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                    1,708          516             336                    196      453         767
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             14,632        5,707           3,236                  1,890    3,959       9,585
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON/FROM:
      Investments                                     --           (5)         (1,637)                (1,483)    (318)     (1,363)
      Futures Contracts                               --           --            (145)                  (157)    (489)         --
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) ON/FROM:
      Investments                                     --           --             623                    491   (3,089)      1,156
      Futures Contracts                               --           --             (90)                   (58)       6          --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $ 14,632  $     5,702     $     1,987          $         683  $    69  $    9,378
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   29

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six months ended July 31, 2006 (Unaudited) and for the year ended January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                           MONEY MARKET                        GOVERNMENT
                                                                              FUND                                FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2/1/06-7/31/06   2/1/05-1/31/06   2/1/06-7/31/06   2/1/05-1/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $       28,016   $       27,013   $       16,392   $       19,694
   Net Realized Gain (Loss) on Investments                                   (2)             (17)              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                  28,014           26,996           16,392           19,694
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                           (17,782)         (16,207)         (10,252)         (11,793)
      Class B                                                            (3,565)          (3,339)          (2,505)          (4,120)
      Class C                                                            (4,753)          (5,096)          (3,072)          (3,066)
      Class H                                                                --               --               --               --
      Sweep Class                                                        (1,916)          (2,372)            (563)            (715)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                      (28,016)         (27,014)         (16,392)         (19,694)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                        2,114,397        3,325,894        1,186,651        3,986,557
   Reinvestment of Dividends & Distributions                             12,573            8,412            5,150            5,484
   Cost of Shares Redeemed                                           (1,730,719)      (3,466,934)      (1,185,646)      (3,894,032)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions          396,251         (132,628)           6,155           98,009
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          473,841          821,330          618,029        1,160,464
   Reinvestment of Dividends & Distributions                              1,063              446              648            1,104
   Cost of Shares Redeemed                                             (466,559)        (805,575)        (638,025)      (1,196,288)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions            8,345           16,201          (19,348)         (34,720)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                          565,760        1,088,472          317,219          469,963
   Reinvestment of Dividends & Distributions                                248              302               --               --
   Cost of Shares Redeemed                                             (540,504)      (1,008,759)        (296,619)        (426,814)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           25,504           80,015           20,600           43,149
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               --               --               --               --
   Reinvestment of Dividends & Distributions                                 --               --               --               --
   Cost of Shares Redeemed                                                   --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                          261,404          584,778          146,169          276,875
   Reinvestment of Dividends & Distributions                                 --               --               19               23
   Cost of Shares Redeemed                                             (289,453)        (540,771)        (142,764)        (278,378)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
     Transactions                                                       (28,049)          44,007            3,424           (1,480)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
     Transactions                                                       402,051            7,595           10,831          104,958
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              402,049            7,577           10,831          104,958
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  861,237          853,660          745,247          640,289
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $    1,263,286   $      861,237   $      756,078   $      745,247
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)         $           --   $           --   $           --   $           --
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                           GOVERNMENT II                  PRIME OBLIGATION
                                                                               FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2/1/06-7/31/06   2/1/05-1/31/06   2/1/06-7/31/06   2/1/05-1/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $       17,002   $       22,122   $      102,126   $      129,960
   Net Realized Gain (Loss) on Investments                                   --               (5)              --              (18)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                  17,002           22,117          102,126          129,942
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                           (12,729)         (17,432)         (69,205)         (88,693)
      Class B                                                            (4,174)          (4,435)         (14,321)         (17,980)
      Class C                                                               (99)            (254)         (16,753)         (21,185)
      Class H                                                                --               --             (980)          (1,008)
      Sweep Class                                                            --               --             (867)          (1,095)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                      (17,002)         (22,121)        (102,126)        (129,961)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          966,240        2,122,774       16,277,515       29,575,399
   Reinvestment of Dividends & Distributions                              1,711            2,957           14,812           17,163
   Cost of Shares Redeemed                                             (980,928)      (2,064,701)     (16,049,758)     (29,608,316)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions          (12,977)          61,030          242,569          (15,754)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          317,954          738,367        2,480,052        5,636,302
   Reinvestment of Dividends & Distributions                                268              643            5,896            7,150
   Cost of Shares Redeemed                                             (282,842)        (730,903)      (2,491,438)      (5,681,249)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           35,380            8,107           (5,490)         (37,797)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                           12,261           60,303        2,668,956        5,162,865
   Reinvestment of Dividends & Distributions                                 --                2            4,613            6,041
   Cost of Shares Redeemed                                              (11,081)         (74,485)      (2,630,418)      (5,119,585)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions            1,180          (14,180)          43,151           49,321
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               --               --           68,842           85,991
   Reinvestment of Dividends & Distributions                                 --               --              980            1,008
   Cost of Shares Redeemed                                                   --               --          (52,187)         (92,214)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions               --               --           17,635           (5,215)
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                               --               --          253,474          407,174
   Reinvestment of Dividends & Distributions                                 --               --               71               68
   Cost of Shares Redeemed                                                   --               --         (254,387)        (395,019)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
      Transactions                                                           --               --             (842)          12,223
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                       23,583           54,957          297,023            2,778
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                               23,583           54,953          297,023            2,759
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  749,315          694,362        4,443,666        4,440,907
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $      772,898   $      749,315   $    4,740,689   $    4,443,666
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)         $           --   $           --   $           --   $           --
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             TREASURY                        TREASURY II
                                                                               FUND                             FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                 2/1/06-7/31/06   2/1/05-1/31/06   2/1/06-7/31/06   2/1/05-1/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $       14,632   $       18,770   $        5,707   $        8,452
   Net Realized Gain (Loss) on Investments                                   --                4               (5)             (11)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                  14,632           18,774            5,702            8,441
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
      Class A                                                            (4,860)          (8,111)          (3,760)          (6,410)
      Class B                                                            (5,605)          (6,067)          (1,423)          (1,831)
      Class C                                                            (2,378)          (2,235)            (524)            (211)
      Class H                                                                --               --               --               --
      Sweep Class                                                        (1,790)          (2,357)              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                      (14,633)         (18,770)          (5,707)          (8,452)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                          724,562        1,804,616          533,319        1,172,871
   Reinvestment of Dividends & Distributions                                217              507              496            1,217
   Cost of Shares Redeemed                                             (688,969)      (1,890,004)        (565,793)      (1,259,325)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions           35,810          (84,881)         (31,978)         (85,237)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                          696,802        1,087,690          162,224          362,752
   Reinvestment of Dividends & Distributions                              1,352            1,477               83              126
   Cost of Shares Redeemed                                             (637,366)      (1,056,405)        (184,372)        (371,045)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions           60,788           32,762          (22,065)          (8,167)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                          438,089          818,357          172,004          136,916
   Reinvestment of Dividends & Distributions                                 41               42              467               --
   Cost of Shares Redeemed                                             (422,130)        (773,928)        (136,489)        (165,704)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions           16,000           44,471           35,982          (28,788)
------------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                               --               --               --               --
   Reinvestment of Dividends & Distributions                                 --               --               --               --
   Cost of Shares Redeemed                                                   --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                          265,890          550,906               --               --
   Reinvestment of Dividends & Distributions                                 --               --               --               --
   Cost of Shares Redeemed                                             (251,551)        (562,742)              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class
      Transactions                                                       14,339          (11,836)              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share
      Transactions                                                      126,937          (19,484)         (18,061)        (122,192)
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                              126,936          (19,480)         (18,066)        (122,203)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                  644,531          664,011          251,675          373,878
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $      771,467   $      644,531   $      233,609   $      251,675
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)         $           (1)  $           --   $           --   $           --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   31

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six months ended July 31, 2006 (Unaudited) and for the year ended January 31, 2005

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       SHORT-DURATION
                                                                                                       GOVERNMENT FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                               2/1/06-7/31/06   2/1/05-1/31/06
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $        3,236   $        5,959
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                (1,782)          (1,844)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts              533             (681)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                 1,987            3,434
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                               (3,154)          (6,742)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                   (3,154)          (6,742)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                      38,719           87,343
      Reinvestment of Dividends & Distributions                                                         2,555            5,265
      Cost of Shares Redeemed                                                                         (50,567)        (135,823)
-------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                      (9,293)         (43,215)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                           (10,460)         (46,523)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                155,512          202,035
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                               $      145,052   $      155,512
-------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                                       $           10   $          (72)
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                     3,883            8,636
      Reinvestment of Distributions                                                                       257              522
      Shares Redeemed                                                                                  (5,077)         (13,463)
-------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                              (937)          (4,305)
-------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
+ Adjusted to reflect the effect of the 5 for 1 reverse share split on May 6, 2005. See Note 8 in Notes to Financial Statements.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
32                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    INTERMEDIATE-DURATION
                                                                                                       GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2/1/06-7/31/06   2/1/05-1/31/06
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $        1,890   $        3,488
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                (1,640)            (830)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts              433           (1,720)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                   683              938
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                               (1,854)          (3,755)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                   (1,854)          (3,755)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                      15,040           23,528
      Reinvestment of Dividends & Distributions                                                           552            1,397
      Cost of Shares Redeemed                                                                         (16,043)         (45,629)
--------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                        (451)         (20,704)
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                            (1,622)         (23,521)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                 85,873          109,394
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                               $       84,251   $       85,873
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                                       $           16   $          (20)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                     1,490            2,272
      Reinvestment of Distributions                                                                        55              135
      Shares Redeemed                                                                                  (1,593)          (4,415)
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                               (48)          (2,008)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             GNMA
                                                                                                             FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2/1/06-7/31/06   2/1/05-1/31/06
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $        3,959   $        7,431
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                  (807)             974
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts           (3,083)          (3,896)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                    69            4,509
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                               (3,962)          (8,670)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                   (3,962)          (8,670)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                      10,643           51,821
      Reinvestment of Dividends & Distributions                                                         2,064            5,754
      Cost of Shares Redeemed                                                                         (27,257)         (58,229)
--------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                     (14,550)            (654)
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                           (18,443)          (4,815)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                166,324          171,139
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                               $      147,881   $      166,324
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                                       $           (3)  $           --
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                     1,142            5,394
      Reinvestment of Distributions                                                                       222              602
      Shares Redeemed                                                                                  (2,928)          (6,088)
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                            (1,564)             (92)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         ULTRA SHORT
                                                                                                          BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                               2/1/06-7/31/06   2/1/05-1/31/06
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                                       $        9,585   $       11,264
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures Contracts                (1,363)            (362)
   Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts            1,156           (1,077)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                                 9,378            9,825
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                                               (9,521)         (11,854)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                                   (9,521)         (11,854)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                                                                     185,822          296,269
      Reinvestment of Dividends & Distributions                                                         7,856           10,495
      Cost of Shares Redeemed                                                                        (335,697)        (209,900)
--------------------------------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets from Class A Transactions                                    (142,019)          96,864
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets                                                          (142,162)          94,835
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                                                412,217          317,382
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                                               $      270,055   $      412,217
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                                       $          (10)  $          (74)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   CLASS A:
      Shares Issued                                                                                    18,701           29,708+
      Reinvestment of Distributions                                                                       790            1,052+
      Shares Redeemed                                                                                 (33,778)         (21,042)+
--------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Shares Outstanding from Share Transactions                           (14,287)           9,718+
--------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   33

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2006 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Periods

--------------------------------------------------------------------------------------------------------------------------------
                                                    Net Realized
                                                             and
                       Net Asset                      Unrealized                    Dividends              Total
                          Value,          Net              Gains           Total     from Net          Dividends       Net Asset
                       Beginning   Investment           (Losses)            from   Investment                and      Value, End
                         of Year       Income      on Securities      Operations       Income      Distributions         of Year
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.02                 --            0.02        (0.02)             (0.02)           1.00
   2002                     1.00         0.04                 --            0.04        (0.04)             (0.04)           1.00
   CLASS B
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00
   CLASS C
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00
   SWEEP CLASS
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00           --(1)              --(1)           --           --(2)              --(2)         1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00

GOVERNMENT FUND
   CLASS A
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.02                 --            0.02        (0.02)             (0.02)           1.00
   2002                     1.00         0.04                 --            0.04        (0.04)             (0.04)           1.00
   CLASS B
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00
   CLASS C
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00           --(1)              --(1)           --           --(2)              --(2)         1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00

----------------------------------------------------------------------------------------
                                                                Ratio of
                                                                Expenses   Ratio of Net
                                                   Ratio of   to Average     Investment
                                    Net Assets     Expenses   Net Assets         Income
                         Total     End of Year   to Average   (Excluding     to Average
                       Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
----------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2006*                  2.37%       $788,458         0.18%        0.62%          4.74%
   2006                   3.30         392,207         0.18         0.62           3.25
   2005                   1.37         524,849         0.18         0.62           1.38
   2004                   1.04         603,798         0.18         0.62           1.05
   2003                   1.61         581,097         0.18         0.63           1.59
   2002                   3.70         419,783         0.18         0.63           3.90
   CLASS B
   2006*                  2.22%       $132,194         0.48%        0.67%          4.38%
   2006                   2.99         123,851         0.48         0.67           2.98
   2005                   1.07         107,650         0.48         0.67           1.10
   2004                   0.74         124,401         0.48         0.67           0.74
   2003                   1.31         159,389         0.48         0.68           1.30
   2002                   3.39         197,280         0.48         0.68           3.27
   CLASS C
   2006*                  2.11%       $257,576         0.68%        0.87%          4.23%
   2006                   2.78         232,072         0.68         0.87           2.83
   2005                   0.86         152,060         0.68         0.87           0.84
   2004                   0.54         200,467         0.68         0.87           0.55
   2003                   1.11         307,236         0.68         0.88           1.10
   2002                   3.19         407,312         0.68         0.88           3.02
   SWEEP CLASS
   2006*                  1.99%       $ 85,058         0.93%        1.12%          3.95%
   2006                   2.53         113,107         0.93         1.12           2.60
   2005                   0.61          69,101         0.93         1.12           0.61
   2004                   0.29          87,791         0.93         1.12           0.30
   2003                   0.85         149,729         0.93         1.13           0.85
   2002                   2.93         177,857         0.93         1.13           2.92

GOVERNMENT FUND
   CLASS A
   2006*                  2.31%       $473,601         0.20%        0.53%          4.62%
   2006                   3.21         467,445         0.20         0.53           3.23
   2005                   1.30         369,440         0.20         0.53           1.32
   2004                   1.00         329,940         0.20         0.53           0.99
   2003                   1.53         370,142         0.20         0.53           1.51
   2002                   3.64         402,096         0.20         0.53           3.42
   CLASS B
   2006*                  2.16%       $102,677         0.50%        0.58%          4.29%
   2006                   2.90         122,025         0.50         0.58           2.84
   2005                   1.00         156,741         0.50         0.58           0.93
   2004                   0.69         240,491         0.50         0.58           0.70
   2003                   1.23         258,488         0.50         0.58           1.20
   2002                   3.33         217,957         0.50         0.58           3.00
   CLASS C
   2006*                  2.06%       $150,016         0.70%        0.78%          4.11%
   2006                   2.70         129,416         0.70         0.78           2.74
   2005                   0.80          86,267         0.70         0.78           0.77
   2004                   0.49         105,763         0.70         0.78           0.50
   2003                   1.02         138,864         0.70         0.78           1.02
   2002                   3.13         151,256         0.70         0.78           2.90


--------------------------------------------------------------------------------
34                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                    Net Realized
                                                             and
                       Net Asset                      Unrealized                    Dividends              Total
                          Value,          Net              Gains           Total     from Net          Dividends       Net Asset
                       Beginning   Investment           (Losses)            from   Investment                and      Value, End
                         of Year       Income      on Securities      Operations       Income      Distributions         of Year
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.02(1)              --(1)         0.02        (0.02)             (0.02)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00           --(1)              --(1)           --           --(2)              --(2)         1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00

GOVERNMENT II FUND
   CLASS A
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.04                 --            0.04        (0.04)             (0.04)           1.00
   CLASS B
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00
   CLASS C
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00           --(1)              --(1)           --           --(2)              --(2)         1.00
   2003                     1.00         0.01                 --            0.01        (0.01)             (0.01)           1.00
   2002                     1.00         0.03                 --            0.03        (0.03)             (0.03)           1.00

PRIME OBLIGATION FUND
   CLASS A
   2006*                   $1.00        $0.02(1)             $--(1)        $0.02       $(0.02)            $(0.02)          $1.00
   2006                     1.00         0.03(1)              --(1)         0.03        (0.03)             (0.03)           1.00
   2005                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2004                     1.00         0.01(1)              --(1)         0.01        (0.01)             (0.01)           1.00
   2003                     1.00         0.02                 --            0.02        (0.02)             (0.02)           1.00
   2002                     1.00         0.04                 --            0.04        (0.04)             (0.04)           1.00

----------------------------------------------------------------------------------------
                                                                Ratio of
                                                                Expenses   Ratio of Net
                                                   Ratio of   to Average     Investment
                                    Net Assets     Expenses   Net Assets         Income
                         Total     End of Year   to Average   (Excluding     to Average
                       Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
----------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2006*                  1.93%     $   29,784         0.95%        1.03%          3.86%
   2006                   2.44          26,361         0.95         1.03           2.43
   2005                   0.55          27,841         0.95         1.03           0.51
   2004                   0.25          46,254         0.95         1.03           0.25
   2003                   0.77          52,423         0.95         1.03           0.77
   2002                   2.87          71,277         0.95         1.03           2.67

GOVERNMENT II FUND
   CLASS A
   2006*                  2.32%     $  563,310         0.20%        0.47%          4.63%
   2006                   3.18         576,242         0.20         0.48           3.18
   2005                   1.27         515,216         0.20         0.48           1.25
   2004                   0.96         568,888         0.20         0.47           0.96
   2003                   1.50         669,654         0.20         0.48           1.49
   2002                   3.63         688,112         0.20         0.48           3.63
   CLASS B
   2006*                  2.17%     $  203,959         0.50%        0.52%          4.34%
   2006                   2.87         168,616         0.50         0.53           2.80
   2005                   0.97         160,509         0.50         0.53           0.92
   2004                   0.66         201,085         0.50         0.52           0.66
   2003                   1.20         174,496         0.50         0.53           1.19
   2002                   3.32         164,741         0.50         0.53           3.21
   CLASS C
   2006*                  2.06%     $    5,629         0.70%        0.72%          4.15%
   2006                   2.67           4,457         0.70         0.73           2.39
   2005                   0.76          18,637         0.70         0.73           0.71
   2004                   0.46          46,853         0.70         0.72           0.46
   2003                   1.00          54,860         0.70         0.73           1.00
   2002                   3.11          80,415         0.70         0.73           2.84

PRIME OBLIGATION FUND
   CLASS A
   2006*                  2.36%     $3,199,639         0.20%        0.48%          4.71%
   2006                   3.28       2,957,074         0.20         0.48           3.26
   2005                   1.34       2,972,833         0.20         0.48           1.31
   2004                   1.02       3,235,847         0.20         0.48           1.02
   2003                   1.58       3,527,722         0.20         0.48           1.56
   2002                   3.70       3,989,778         0.20         0.48           3.72

Amounts designated as "--" are $0 or have been rounded to $0.
  * For the six month period ended July 31, 2006. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   35

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2006 (Unaudited) and for the period ended January 31,
For a Share Outstanding Throughout the Periods

---------------------------------------------------------------------------------------------------------
                                             Net Realized
                                                      and
                 Net Asset                     Unrealized                   Dividends             Total
                    Value,          Net             Gains          Total     from Net         Dividends
                 Beginning   Investment          (Losses)           from   Investment               and
                   of Year       Income     on Securities     Operations       Income     Distributions
---------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)
   CLASS C
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)
   CLASS H
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)
   SWEEP CLASS
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00           --(1)             --(1)          --           --(2)             --(2)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)

TREASURY FUND
   CLASS A
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003               1.00         0.02                --           0.02        (0.02)            (0.02)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)
   CLASS B
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)
   CLASS C
   2006*         $    1.00   $     0.02(1)  $          --(1)  $     0.02   $    (0.02)    $       (0.02)
   2006               1.00         0.03(1)             --(1)        0.03        (0.03)            (0.03)
   2005               1.00         0.01(1)             --(1)        0.01        (0.01)            (0.01)
   2004               1.00           --(1)             --(1)          --           --(2)             --(2)
   2003               1.00         0.01                --           0.01        (0.01)            (0.01)
   2002               1.00         0.03                --           0.03        (0.03)            (0.03)

------------------------------------------------------------------------------------------------
                                                                       Ratio of
                                                                       Expenses   Ratio of Net
                                                          Ratio of   to Average     Investment
                  Net Asset                Net Assets     Expenses   Net Assets         Income
                 Value, End     Total     End of Year   to Average   (Excluding     to Average
                    of Year   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets
------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2006*         $     1.00      2.20%  $     620,340         0.50%        0.53%          4.41%
   2006                1.00      2.98         625,831         0.50         0.53           2.88
   2005                1.00      1.03         663,635         0.50         0.53           1.05
   2004                1.00      0.72         572,097         0.50         0.53           0.72
   2003                1.00      1.28         776,902         0.50         0.53           1.26
   2002                1.00      3.39         676,475         0.50         0.53           3.21
   CLASS C
   2006*         $     1.00      2.10%  $     822,781         0.70%        0.73%          4.21%
   2006                1.00      2.77         779,625         0.70         0.73           2.76
   2005                1.00      0.83         730,310         0.70         0.73           0.82
   2004                1.00      0.52         864,829         0.70         0.73           0.52
   2003                1.00      1.07         929,285         0.70         0.73           1.07
   2002                1.00      3.18         946,967         0.70         0.73           3.07
   CLASS H
   2006*         $     1.00      2.14%  $      53,641         0.63%        0.66%          4.31%
   2006                1.00      2.84          36,006         0.63         0.66           2.81
   2005                1.00      0.90          41,221         0.63         0.66           0.90
   2004                1.00      0.59          36,023         0.63         0.66           0.59
   2003                1.00      1.15          44,327         0.63         0.66           1.13
   2002                1.00      3.25          29,412         0.63         0.65           2.89
   SWEEP CLASS
   2006*         $     1.00      1.98%  $      44,288         0.95%        0.98%          3.96%
   2006                1.00      2.51          45,130         0.95         0.98           2.53
   2005                1.00      0.58          32,908         0.95         0.98           0.58
   2004                1.00      0.27          37,399         0.95         0.98           0.28
   2003                1.00      0.82          56,968         0.95         0.98           0.83
   2002                1.00      2.92          76,982         0.95         0.98           2.88

TREASURY FUND
   CLASS A
   2006*         $     1.00      2.30%  $     243,907         0.20%        0.52%          4.62%
   2006                1.00      3.13         208,097         0.20         0.53           3.05
   2005                1.00      1.22         292,974         0.20         0.53           1.21
   2004                1.00      0.96         264,544         0.20         0.53           0.92
   2003                1.00      1.51         147,129         0.20         0.54           1.50
   2002                1.00      3.48         221,636         0.20         0.53           3.30
   CLASS B
   2006*         $     1.00      2.15%  $     300,249         0.50%        0.57%          4.32%
   2006                1.00      2.82         239,461         0.50         0.58           2.81
   2005                1.00      0.91         206,698         0.50         0.58           0.85
   2004                1.00      0.66         325,687         0.50         0.58           0.65
   2003                1.00      1.21         319,991         0.50         0.59           1.19
   2002                1.00      3.18         316,896         0.50         0.58           3.11
   CLASS C
   2006*         $     1.00      2.05%  $     129,402         0.70%        0.77%          4.11%
   2006                1.00      2.62         113,403         0.70         0.78           2.70
   2005                1.00      0.71          68,932         0.70         0.78           0.66
   2004                1.00      0.46         109,647         0.70         0.78           0.45
   2003                1.00      1.01         103,015         0.70         0.79           0.98
   2002                1.00      2.97          97,755         0.70         0.78           2.86


--------------------------------------------------------------------------------
36                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

-----------------------------------------------------------------------------------------------------------------
                                            Net Realized
                                                     and
                  Net Asset                   Unrealized                 Dividends            Total
                     Value,         Net            Gains         Total    from Net        Dividends     Net Asset
                  Beginning  Investment         (Losses)          from  Investment              and    Value, End
                    of Year      Income    on Securities    Operations      Income    Distributions       of Year
-----------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2006*          $    1.00  $     0.02(1) $          --(1) $     0.02  $    (0.02)   $       (0.02)   $     1.00
   2006                1.00        0.02(1)            --(1)       0.02       (0.02)           (0.02)         1.00
   2005                1.00          --(1)            --(1)         --          --(2)            --(2)       1.00
   2004                1.00          --(1)            --(1)         --          --(2)            --(2)       1.00
   2003                1.00        0.01               --          0.01       (0.01)           (0.01)         1.00
   2002                1.00        0.03               --          0.03       (0.03)           (0.03)         1.00

TREASURY II FUND
   CLASS A
   2006*          $    1.00  $     0.02(1) $          --(1) $     0.02  $    (0.02)   $       (0.02)   $     1.00
   2006                1.00        0.03(1)            --(1)       0.03       (0.03)           (0.03)         1.00
   2005                1.00        0.01(1)            --(1)       0.01       (0.01)           (0.01)         1.00
   2004                1.00        0.01(1)            --(1)       0.01       (0.01)           (0.01)         1.00
   2003                1.00        0.01               --          0.01       (0.01)           (0.01)         1.00
   2002                1.00        0.03               --          0.03       (0.03)           (0.03)         1.00
   CLASS B
   2006*          $    1.00  $     0.02(1) $          --(1) $     0.02  $    (0.02)   $       (0.02)   $     1.00
   2006                1.00        0.03(1)            --(1)       0.03       (0.03)           (0.03)         1.00
   2005                1.00        0.01(1)            --(1)       0.01       (0.01)           (0.01)         1.00
   2004                1.00        0.01(1)            --(1)       0.01       (0.01)           (0.01)         1.00
   2003                1.00        0.01               --          0.01       (0.01)           (0.01)         1.00
   2002                1.00        0.03               --          0.03       (0.03)           (0.03)         1.00
   CLASS C
   2006*          $    1.00  $     0.02(1) $          --(1) $     0.02  $    (0.02)   $       (0.02)   $     1.00
   2006                1.00        0.02(1)            --(1)       0.02       (0.02)           (0.02)         1.00
   2005                1.00        0.01(1)            --(1)       0.01       (0.01)           (0.01)         1.00
   2004                1.00          --(1)            --(1)         --          --(2)            --(2)       1.00
   2003                1.00        0.01               --          0.01       (0.01)           (0.01)         1.00
   2002                1.00        0.03               --          0.03       (0.03)           (0.03)         1.00

-------------------------------------------------------------------------------
                                                         Ratio of
                                                         Expenses  Ratio of Net
                                            Ratio of   to Average    Investment
                              Net Assets    Expenses   Net Assets        Income
                    Total    End of Year  to Average   (Excluding    to Average
                  Return+  ($ Thousands)  Net Assets     Waivers)    Net Assets
-------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2006*             1.93% $      97,909        0.95%        1.02%         3.86%
   2006              2.36         83,570        0.95         1.03          2.35
   2005              0.49         95,407        0.93         1.03          0.49
   2004              0.23         95,679        0.92         1.03          0.22
   2003              0.76        102,257        0.95         1.04          0.75
   2002              2.71        119,263        0.95         1.03          2.61

TREASURY II FUND
   CLASS A
   2006*             2.15% $     146,530        0.25%        0.51%         4.29%
   2006              2.85        178,480        0.25         0.53          2.78
   2005              1.09        263,727        0.25         0.53          1.08
   2004              0.81        269,200        0.25         0.53          0.80
   2003              1.42        410,954        0.25         0.53          1.42
   2002              3.35        556,201        0.25         0.53          3.20
   CLASS B
   2006*             2.00% $      48,494        0.55%        0.56%         3.99%
   2006              2.54         70,593        0.55         0.58          2.50
   2005              0.79         78,781        0.55         0.58          0.70
   2004              0.51        160,859        0.55         0.58          0.51
   2003              1.12        210,421        0.55         0.58          1.08
   2002              3.05        133,310        0.55         0.58          2.94
   CLASS C
   2006*             1.89% $      38,585        0.75%        0.75%         3.90%
   2006              2.33          2,602        0.75         0.78          2.03
   2005              0.59         31,370        0.75         0.78          0.54
   2004              0.31         58,424        0.75         0.78          0.30
   2003              0.91         92,554        0.75         0.78          0.90
   2002              2.84        109,581        0.75         0.78          2.71

Amounts designated as "--" are $0 or have been rounded to $0.
  * For the six month period ended July 31, 2006. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   37

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2006 (Unaudited) and for the periods ended January 31,
For a Share Outstanding Throughout the Years

-------------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and                             Distributions
                  Net Asset                  Unrealized                  Dividends           from             Total
                     Value,         Net           Gains          Total    from Net       Realized         Dividends   Net Asset
                  Beginning  Investment        (Losses)           from  Investment        Capital               and  Value, End
                    of Year      Income   on Securities     Operations      Income          Gains     Distributions     of Year
-------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2006*          $   10.02  $     0.21(1) $      (0.07)(1) $     0.14  $    (0.21) $          --     $       (0.21) $     9.95
   2006               10.19        0.32(1)        (0.13)(1)       0.19       (0.36)            --             (0.36)      10.02
   2005               10.35        0.22(1)        (0.12)(1)       0.10       (0.26)            --             (0.26)      10.19
   2004               10.46        0.22(1)        (0.06)(1)       0.16       (0.27)            --             (0.27)      10.35
   2003               10.30        0.32            0.21           0.53       (0.34)         (0.03)            (0.37)      10.46
   2002               10.15        0.47            0.16           0.63       (0.48)            --             (0.48)      10.30
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2006*          $   10.21  $     0.21(1) $      (0.14)(1) $     0.07  $    (0.21) $          --     $       (0.21) $    10.07
   2006               10.50        0.36(1)        (0.26)(1)       0.10       (0.39)            --             (0.39)      10.21
   2005               10.64        0.31(1)        (0.11)(1)       0.20       (0.33)         (0.01)            (0.34)      10.50
   2004               10.89        0.31(1)         0.01(1)        0.32       (0.33)         (0.24)            (0.57)      10.64
   2003               10.40        0.42            0.51           0.93       (0.44)            --             (0.44)      10.89
   2002               10.22        0.54            0.18           0.72       (0.54)            --             (0.54)      10.40
GNMA FUND
   CLASS A
   2006*          $    9.48  $     0.24(1) $      (0.22)(1) $     0.02  $    (0.24) $          --     $       (0.24) $     9.26
   2006                9.71        0.41(1)        (0.16)(1)       0.25       (0.48)            --             (0.48)       9.48
   2005                9.86        0.39(1)        (0.04)(1)       0.35       (0.50)            --             (0.50)       9.71
   2004               10.13        0.30(1)        (0.09)(1)       0.21       (0.48)            --             (0.48)       9.86
   2003                9.91        0.44            0.31           0.75       (0.53)            --             (0.53)      10.13
   2002                9.78        0.55            0.14           0.69       (0.56)            --             (0.56)       9.91
ULTRA SHORT BOND FUND
   CLASS A
   2006*          $    9.95  $     0.21(1) $         --(1)  $     0.21  $    (0.21) $          --     $       (0.21) $     9.95
   2006++             10.00        0.32(1)        (0.04)(1)       0.28       (0.33)            --             (0.33)       9.95
   2005++             10.10        0.20(1)        (0.10)(1)       0.10       (0.20)            --             (0.20)      10.00
   2004++             10.15        0.20(1)        (0.05)(1)       0.15       (0.20)            --             (0.20)      10.10
   2003++             10.15        0.30              --           0.30       (0.30)         (0.00)(2)         (0.30)      10.15
   2002++             10.05        0.50            0.10           0.60       (0.50)            --             (0.50)      10.15

------------------------------------------------------------------------------------------
                                                         Ratio of
                                                         Expenses  Ratio of Net
                                            Ratio of   to Average    Investment
                              Net Assets    Expenses   Net Assets        Income  Portfolio
                    Total    End of Year  to Average   (Excluding    to Average   Turnover
                  Return+  ($ Thousands)  Net Assets     Waivers)    Net Assets       Rate
------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2006*             1.41% $     145,052        0.45%        0.74%         4.34%       109%
   2006              1.93        155,512        0.45         0.75          3.15        162
   2005              0.96        202,035        0.45         0.74          2.12         66
   2004              1.55        289,986        0.45         0.72          2.07        117
   2003              5.29        318,046        0.45         0.73          2.92        125
   2002              6.28        150,993        0.45         0.72          4.58         84
INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2006*             0.74% $      84,251        0.45%        0.70%         4.38%       121%
   2006              0.94         85,873        0.50         0.73          3.46        151
   2005              1.85        109,394        0.50         0.73          2.92         80
   2004              2.98        134,615        0.50         0.72          2.89        154
   2003              9.12        188,009        0.50         0.73          3.92         57
   2002              7.19        119,335        0.50         0.72          5.17         50
GNMA FUND
   CLASS A
   2006*             0.19% $     147,881        0.60%        0.70%         5.13%        33%
   2006              2.60        166,324        0.60         0.71          4.26         97
   2005              3.64        171,139        0.60         0.71          3.97         85
   2004              2.16        219,483        0.60         0.69          2.97        145
   2003              7.73        390,393        0.60         0.70          4.12        146
   2002              7.22        234,747        0.60         0.69          5.50        108
ULTRA SHORT BOND FUND
   CLASS A
   2006*             2.07% $     270,055        0.35%        0.75%         4.38%        18%
   2006++            2.90        412,217        0.35         0.75          3.22         67
   2005++            1.11        317,382        0.35         0.75          1.84         59
   2004++            1.61        293,816        0.35         0.73          1.84         68
   2003++            3.35        352,284        0.35         0.73          2.81         76
   2002++            6.08        167,901        0.35         0.72          4.74         75

Amounts designated as "--" are $0 or have been rounded to $0.
  * For the six month period ended July 31, 2006. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)  Per share calculations were performed using average shares.
(2)  Amount represents less than $0.01 per share.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
38                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund," collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund," collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2006, there were no fair valued securities in the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   39

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)




FUTURES CONTRACTS -- The Short-Duration Government Fund, the
Intermediate-Duration Government Fund and the GNMA Fund utilized futures contracts during the six months ended July 31, 2006. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Statement of Net Assets in the Short-Duration Government Fund, the Intermediate-Duration Government Fund and the GNMA Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED LOAN OBLIGATIONS -- The Funds may invest in collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At July 31, 2006, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at July 31, 2006, were as follows:

                          NUMBER    ACQUISITION     RIGHT TO         COST       MARKET VALUE    % OF NET
                        OF SHARES      DATE       ACQUIRE DATE   ($THOUSANDS)   ($THOUSANDS)     ASSETS
---------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   Metropolitan Life
      Insurance            30,000      05/01/03       05/01/03   $     30,000   $      30,000      2.38%
   Monumental Life
      Insurance             9,500      03/21/03       03/21/03          9,500           9,500      0.75
                                                                 ------------   -------------      ----
                                                                 $     39,500   $      39,500      3.13%
                                                                 ============   =============      ====

PRIME OBLIGATION FUND
   Metropolitan Life
      Insurance            30,000      05/01/03       05/01/03   $    160,000   $     160,000      3.38%
   Monumental Life
      Insurance             9,500      03/21/03       03/21/03        101,500         101,500      2.14
                                                                 ------------   -------------      ----
                                                                 $    261,500   $     261,500      5.52%
                                                                 ============   =============      ====


--------------------------------------------------------------------------------
40                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                             .33%
   Government Fund                                               .24%
   Government II Fund                                            .19%
   Prime Obligation Fund                                         .19%
   Treasury Fund                                                 .24%
   Treasury II Fund                                              .24%
   Short-Duration Government Fund                                .35%
   Intermediate-Duration Government Fund                         .35%
   GNMA Fund                                                     .32%
   Ultra Short Bond Fund                                         .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets).

-----------------------------------------------------------------------------------------
                 Money                                     Prime
                Market   Government   Government II   Obligation   Treasury   Treasury II
                  Fund         Fund            Fund         Fund       Fund          Fund
-----------------------------------------------------------------------------------------
Class A        .18%(1)      .20%(3)         .20%(2)      .20%(2)    .20%(2)     .25%(2)
Class B        .48%(1)      .50%(3)         .50%(2)      .50%(2)    .50%(2)     .55%(2)
Class C        .68%(1)      .70%(3)         .70%(2)      .70%(2)    .70%(2)     .75%(2)
Class H          N/A          N/A             N/A        .63%(1)      N/A         N/A
Sweep Class    .93%(1)      .95%(1)            *         .95%(1)    .95%(1)        *

-----------------------------------------------------------------------------------------
                                            Short-    Intermediate-                 Ultra
                                          Duration         Duration                 Short
                                        Government       Government       GNMA       Bond
                                              Fund             Fund       Fund       Fund
-----------------------------------------------------------------------------------------
Class A                                    .45%(1)          .50%(1)    .60%(1)    .35%(1)
-----------------------------------------------------------------------------------------

*     Class not currently operational.
(1)   Represents a voluntary cap that may be discontinued at any time.
(2)   Represents a contractual cap effective through January 31, 2007.
(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2007. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
--------------------------------------------------------------------------------
                                                         Adminis-
                                           Shareholder    trative
                                             Servicing    Service   Distribution
                                                  Fees       Fees          Fees*
--------------------------------------------------------------------------------
Money Market Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
   Sweep Class                                    .25%        --            .50%
Government Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
   Sweep Class                                    .25%        --            .50%
Government II Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
Prime Obligation Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
   Class H                                        .25%       .18%            --
   Sweep Class                                    .25%        --            .50%
Treasury Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
   Sweep Class                                    .25%        --            .50%
Treasury II Fund
   Class A                                        .25%        --             --
   Class B                                        .25%       .05%            --
   Class C                                        .25%       .25%            --
Short-Duration Government Fund -- Class A         .25%        --             --
Intermediate-Duration
   Government Fund -- Class A                     .25%        --             --
GNMA Fund -- Class A                              .25%        --             --
Ultra Short Bond Fund -- Class A                  .25%        --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   41

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)




The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company, LLP ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitled to receive a fee paid directly by SIMC.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the six months ended July 31, 2006, were as follows for the Fixed Income Funds:
-------------------------------------------------------------------------------
                         Short-   Intermediate-                           Ultra
                       Duration        Duration                           Short
                     Government      Government            GNMA            Bond
                           Fund            Fund            Fund            Fund
                  ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
-------------------------------------------------------------------------------
PURCHASES
U.S. Government   $      88,406   $     104,268   $      50,824   $      11,089
Other                    71,639              --              --          29,379

SALES
U.S. Government   $     111,429   $     101,084   $      66,053   $      60,685
Other                    58,188             350           1,743          93,750

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in-Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to expiration of capital loss carryforwards and tax treatment of paydown gain (loss) on mortgage and asset-backed securities.




--------------------------------------------------------------------------------
42                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

The tax character of dividends and distributions during the last two fiscal years was as follows:

--------------------------------------------------------------------------------------------
                                                    Ordinary       Long-term
                                                      Income    Capital Gain           Total
                                               ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------
Money Market Fund                       2006   $      27,014   $          --   $      27,014
                                        2005          10,070              --          10,070
Government Fund                         2006          19,694              --          19,694
                                        2005           7,837              --           7,837
Government II Fund                      2006          22,121              --          22,121
                                        2005           8,768              --           8,768
Prime Obligation Fund                   2006         129,961              --         129,961
                                        2005          53,751              --          53,751
Treasury Fund                           2006          18,770              --          18,770
                                        2005           6,195              --           6,195
Treasury II Fund                        2006           8,452              --           8,452
                                        2005           4,444              --           4,444
Short-Duration Government Fund          2006           6,742              --           6,742
                                        2005           6,335              --           6,335
Intermediate-Duration Government Fund   2006           3,755              --           3,755
                                        2005           3,597              80           3,677
GNMA Fund                               2006           8,670              --           8,670
                                        2005           9,524              --           9,524
Ultra Short Bond Fund                   2006          11,854              --          11,854
                                        2005           6,945              --           6,945

As of January 31, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Total
                                                                                                                    Distributable
                         Undistributed  Undistributed        Capital          Post-          Other      Unrealized       Earnings
                              Ordinary      Long Term           Loss        October      Temporary    Appreciation   (Accumulated
                                Income   Capital Gain  Carryforwards         Losses    Differences  (Depreciation)        Losses)
                         ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------------------------------------------------------------
Money Market Fund        $       3,049  $          --  $         (16) $          --  $      (3,045) $           --  $         (12)
Government Fund                  2,558             --            (68)            --         (2,558)             --            (68)
Government II Fund               2,615             --            (15)            --         (2,615)             --            (15)
Prime Obligation Fund           15,752             --           (104)            --        (15,752)             --           (104)
Treasury Fund                    1,955             --            (93)            --         (1,955)             --            (93)
Treasury II Fund                   741             --           (122)            (6)          (741)             --           (128)
Short-Duration
  Government Fund                  466             --         (4,602)          (713)          (539)         (1,745)        (7,133)
Intermediate-Duration
  Government Fund                  246             --         (1,184)          (371)          (266)         (1,706)        (3,281)
GNMA Fund                          688             --        (10,024)          (437)          (688)           (392)       (10,853)
Ultra Short Bond Fund            1,227             --         (3,064)          (303)        (1,301)         (2,204)        (5,645)

Amounts designated as "--" are $0 or have been rounded to $0.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   43

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)




At January 31, 2006, the following funds had capital loss carryforwards to offset future realized capital gains:
--------------------------------------------------------------------------------
                                                            Amount    Expiration
                                                     ($ Thousands)          Date
--------------------------------------------------------------------------------
Money Market Fund                                    $          16       1/31/14

Government Fund                                                  5       1/31/10
                                                                 5       1/31/11
                                                                54       1/31/13
                                                                 4       1/31/14

Government II Fund                                               3       1/31/12
                                                                 7       1/31/13
                                                                 5       1/31/14

Prime Obligation Fund                                           27       1/31/10
                                                                43       1/31/11
                                                                 2       1/31/12
                                                                14       1/31/13
                                                                18       1/31/14

Treasury Fund                                                   65       1/31/11
                                                                 1       1/31/12
                                                                22       1/31/13
                                                                 5       1/31/14

Treasury II Fund                                                40       1/31/10
                                                                19       1/31/11
                                                                19       1/31/13
                                                                44       1/31/14

Short-Duration Government Fund                                 899       1/31/12
                                                             1,326       1/31/13
                                                             2,377       1/31/14

Intermediate-Duration Government Fund                          301       1/31/13
                                                               883       1/31/14

GNMA Fund                                                      109       1/31/08
                                                             1,607       1/31/09
                                                               776       1/31/11
                                                             6,407       1/31/12
                                                             1,119       1/31/13
                                                                 6       1/31/14

Ultra Short Bond Fund                                          557       1/31/11
                                                               442       1/31/12
                                                             1,020       1/31/13
                                                             1,045       1/31/14

The Government Fund, Government II Fund, Treasury II Fund and GNMA Fund have permanent book/tax differences due to the expiration of capital loss carryforwards. The Government Fund, Government II Fund, Treasury II Fund and GNMA Fund have $5,064, $38,015, $147,748 and $237,677 of capital losses, respectively, which have expired as of January 31, 2006.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2005 through January 31, 2006 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At July 31, 2006 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2006, were as follows:

-------------------------------------------------------------------------------------
                                                                                  Net
                              Federal     Appreciated     Depreciated      Unrealized
                             Tax Cost      Securities      Securities    Depreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------
Short-Duration
   Government Fund      $     149,249   $         295   $     (1,385)   $    (1,090)

Intermediate-Duration
   Government Fund             88,217             216         (1,402)        (1,186)

GNMA Fund                     154,744             392         (3,835)        (3,443)

Ultra Short
   Bond Fund                  275,433             159         (1,207)        (1,048)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding.




--------------------------------------------------------------------------------
44                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Funds have not evaluated the impact that will result from adopting FIN 48.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   45

SEI DAILY INCOME TRUST -- JULY 31, 2006



DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
46                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)




                                          BEGINNING       ENDING                   EXPENSE
                                           ACCOUNT        ACCOUNT     ANNUALIZED     PAID
                                            VALUE          VALUE        EXPENSE     DURING
                                           2/01/06        7/31/06       RATIOS     PERIOD*
---------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,023.70      0.18%     $   0.90
Class B Shares                              1,000.00       1,022.20      0.48%         2.41
Class C Shares                              1,000.00       1,021.10      0.68%         3.41
Sweep Class Shares                          1,000.00       1,019.90      0.93%         4.66

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.90      0.18%     $   0.90
Class B Shares                              1,000.00       1,022.41      0.48%         2.41
Class C Shares                              1,000.00       1,021.42      0.68%         3.41
Sweep Class Shares                          1,000.00       1,020.18      0.93%         4.66
---------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,023.10      0.20%     $   1.00
Class B Shares                              1,000.00       1,021.60      0.50%         2.51
Class C Shares                              1,000.00       1,020.60      0.70%         3.51
Sweep Class Shares                          1,000.00       1,019.30      0.95%         4.76

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.80      0.20%     $   1.00
Class B Shares                              1,000.00       1,022.32      0.50%         2.51
Class C Shares                              1,000.00       1,021.32      0.70%         3.51
Sweep Class Shares                          1,000.00       1,020.08      0.95%         4.76
---------------------------------------------------------------------------------------------
GOVERNMENT II FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,023.20      0.20%     $   1.00
Class B Shares                              1,000.00       1,021.70      0.50%         2.51
Class C Shares                              1,000.00       1,020.60      0.70%         3.51

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.80      0.20%     $   1.00
Class B Shares                              1,000.00       1,022.32      0.50%         2.51
Class C Shares                              1,000.00       1,021.32      0.70%         3.51
---------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,023.60      0.20%     $   1.00
Class B Shares                              1,000.00       1,022.00      0.50%         2.51
Class C Shares                              1,000.00       1,021.00      0.70%         3.51
Class H Shares                              1,000.00       1,021.40      0.63%         3.16
Sweep Class Shares                          1,000.00       1,019.80      0.95%         4.76

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.80      0.20%     $   1.00
Class B Shares                              1,000.00       1,022.32      0.50%         2.51
Class C Shares                              1,000.00       1,021.32      0.70%         3.51
Class H Shares                              1,000.00       1,021.67      0.63%         3.16
Sweep Class Shares                          1,000.00       1,020.08      0.95%         4.76
---------------------------------------------------------------------------------------------

                                          BEGINNING       ENDING                   EXPENSE
                                           ACCOUNT        ACCOUNT     ANNUALIZED     PAID
                                            VALUE          VALUE        EXPENSE     DURING
                                           2/01/06        7/31/06       RATIOS     PERIOD*
---------------------------------------------------------------------------------------------
TREASURY FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,023.00      0.20%     $   1.00
Class B Shares                              1,000.00       1,021.50      0.50%         2.51
Class C Shares                              1,000.00       1,020.50      0.70%         3.51
Sweep Class Shares                          1,000.00       1,019.30      0.95%         4.76

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.80      0.20%     $   1.00
Class B Shares                              1,000.00       1,022.32      0.50%         2.51
Class C Shares                              1,000.00       1,021.32      0.70%         3.51
Sweep Class Shares                          1,000.00       1,020.08      0.95%         4.76
---------------------------------------------------------------------------------------------
TREASURY II FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,021.50      0.25%     $   1.25
Class B Shares                              1,000.00       1,020.00      0.55%         2.75
Class C Shares                              1,000.00       1,018.90      0.75%         3.75

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.55      0.25%     $   1.25
Class B Shares                              1,000.00       1,022.07      0.55%         2.76
Class C Shares                              1,000.00       1,021.08      0.75%         3.76
---------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,014.10      0.45%     $   2.25

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,022.56      0.45%     $   2.26
---------------------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,007.40      0.45%     $   2.24

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,022.56      0.45%     $   2.26
---------------------------------------------------------------------------------------------
GNMA FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,001.90      0.60%     $   2.98

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,021.82      0.60%     $   3.01
---------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
---------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                          $   1,000.00   $   1,020.70      0.35%     $   1.75

HYPOTHETICAL 5% RETURN
Class A Shares                          $   1,000.00   $   1,023.06      0.35%     $   1.76

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   47

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE CONTINUATION OF THE FUNDS' ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)


The SEI Daily Income Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 8 and March 9, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;




--------------------------------------------------------------------------------
48                   SEI Daily Income Trust / Semi-Annual Report / July 31, 2006

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisors, the Board took into account the fact that the Sub-Advisors are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.



--------------------------------------------------------------------------------
SEI Daily Income Trust / Semi-Annual Report / July 31, 2006                   49

NOTES

NOTES

NOTES

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2006



Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]
SEI New Ways.
    New Answers.(R)
SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)





SEI-F-037 (7/06)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Daily Income Trust




By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 27, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO

Date:  September 27, 2006

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date:  September 27, 2006

* Print the name and title of each signing officer under his or her signature.